UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

This report on Form N-Q relates solely to the Registrant's Disciplined Small Cap Portfolio, Emerging Markets Portfolio, Growth Stock Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio and Value Leaders Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2015

1.830301.109

VDSC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 3.0%
American Axle & Manufacturing Holdings, Inc. (a)	42,351	$ 1,093,926
Cooper Tire & Rubber Co.	36,400	1,559,376
Dana Holding Corp.	73,411	1,553,377
Drew Industries, Inc.	4,014	247,022
Gentherm, Inc. (a)	2,785	140,670
Standard Motor Products, Inc.	1,870	79,026
Tenneco, Inc. (a)	26,557	1,524,903
Tower International, Inc. (a)	27,367	727,962
		6,926,262
Automobiles - 0.1%
Winnebago Industries, Inc.	6,857	145,780
Distributors - 0.1%
VOXX International Corp. (a)	13,227	121,159
Diversified Consumer Services - 0.3%
Capella Education Co.	528	34,257
Grand Canyon Education, Inc. (a)	588	25,460
K12, Inc. (a)	44,580	700,798
		760,515
Hotels, Restaurants & Leisure - 3.6%
BJ's Restaurants, Inc. (a)	2,930	147,819
Bloomin' Brands, Inc.	51,518	1,253,433
Buffalo Wild Wings, Inc. (a)	2,427	439,869
Cracker Barrel Old Country Store, Inc.	10,035	1,526,725
DineEquity, Inc.	12,241	1,309,909
Isle of Capri Casinos, Inc. (a)	7,637	107,300
Jack in the Box, Inc.	17,031	1,633,614
Life Time Fitness, Inc. (a)	463	32,854
Marriott Vacations Worldwide Corp.	17,819	1,444,230
Penn National Gaming, Inc. (a)	2,265	35,470
Ruth's Hospitality Group, Inc.	23,456	372,481
		8,303,704
Household Durables - 0.8%
CSS Industries, Inc.	363	10,944
Flexsteel Industries, Inc.	18,733	586,156
La-Z-Boy, Inc.	17,797	500,274
Skullcandy, Inc. (a)	44,271	500,262
Universal Electronics, Inc. (a)	3,946	222,712
		1,820,348
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	8,215	97,183
HSN, Inc.	3,594	245,219
PetMed Express, Inc.	3,326	54,946
		397,348
Leisure Products - 0.1%
Brunswick Corp.	2,102	108,148
Nautilus, Inc. (a)	10,247	156,472
		264,620

	Shares	Value
Media - 0.1%
A.H. Belo Corp. Class A	6,636	$ 54,614
Entravision Communication Corp. Class A	12,253	77,561
Saga Communications, Inc. Class A	409	18,217
The McClatchy Co. Class A (a)	28,843	53,071
Time, Inc.	4,278	95,998
		299,461
Multiline Retail - 0.6%
Burlington Stores, Inc. (a)	23,466	1,394,350
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	21,483	366,930
Asbury Automotive Group, Inc. (a)	2,549	211,822
Barnes & Noble, Inc. (a)	43,491	1,032,911
Big 5 Sporting Goods Corp.	54,912	728,682
Brown Shoe Co., Inc.	14,400	472,320
Build-A-Bear Workshop, Inc. (a)	4,053	79,641
Citi Trends, Inc. (a)	4,726	127,602
Express, Inc. (a)	15,241	251,934
Finish Line, Inc. Class A	15,165	371,846
Group 1 Automotive, Inc.	6,208	535,937
Haverty Furniture Companies, Inc.	7,845	195,184
Office Depot, Inc. (a)	34,250	315,100
Outerwall, Inc. (d)	19,388	1,281,935
Select Comfort Corp. (a)	25,848	890,981
Shoe Carnival, Inc.	2,076	61,117
Stage Stores, Inc.	7,681	176,049
Stein Mart, Inc.	3,239	40,326
The Cato Corp. Class A (sub. vtg.)	12,332	488,347
Tilly's, Inc. (a)	2,199	34,414
		7,663,078
Textiles, Apparel & Luxury Goods - 1.3%
Culp, Inc.	554	14,820
Iconix Brand Group, Inc. (a)	1,383	46,566
Movado Group, Inc.	31,274	891,934
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,630	1,555,413
Unifi, Inc. (a)	12,308	444,196
		2,952,929
TOTAL CONSUMER DISCRETIONARY		31,049,554
CONSUMER STAPLES - 4.4%
Beverages - 0.0%
National Beverage Corp. (a)	3,123	76,232
Food & Staples Retailing - 1.7%
Andersons, Inc.	11,474	474,679
Casey's General Stores, Inc.	16,238	1,463,044
Fresh Market, Inc. (a)	6,990	284,074
Ingles Markets, Inc. Class A	16,509	816,865
SUPERVALU, Inc. (a)	66,697	775,686
Weis Markets, Inc.	1,637	81,457
		3,895,805
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.9%
Cal-Maine Foods, Inc. (d)	33,617	$ 1,313,080
Fresh Del Monte Produce, Inc.	2,748	106,925
John B. Sanfilippo & Son, Inc.	5,590	240,929
Omega Protein Corp. (a)	90,491	1,238,822
Sanderson Farms, Inc. (d)	16,692	1,329,518
Seaboard Corp. (a)	27	111,564
Seneca Foods Corp. Class A (a)	3,136	93,484
		4,434,322
Household Products - 0.3%
WD-40 Co.	6,709	594,015
Personal Products - 0.5%
Nature's Sunshine Products, Inc.	619	8,121
Nutraceutical International Corp. (a)	879	17,316
USANA Health Sciences, Inc. (a)	10,646	1,182,984
		1,208,421
TOTAL CONSUMER STAPLES		10,208,795
ENERGY - 4.0%
Energy Equipment & Services - 0.9%
Dril-Quip, Inc. (a)	16,154	1,104,772
Gulf Island Fabrication, Inc.	2,573	38,235
Matrix Service Co. (a)	48,292	848,008
Tesco Corp.	5,374	61,102
Willbros Group, Inc. (a)	2,865	9,483
		2,061,600
Oil, Gas & Consumable Fuels - 3.1%
Adams Resources & Energy, Inc.	227	15,257
Alon U.S.A. Energy, Inc.	17,369	287,804
Delek U.S. Holdings, Inc.	36,165	1,437,559
Green Plains, Inc.	45,292	1,293,087
Pacific Ethanol, Inc. (a)(d)	108,221	1,167,705
Rex American Resources Corp. (a)	19,684	1,196,984
Teekay Tankers Ltd.	63,625	365,208
Western Refining, Inc.	29,601	1,461,993
		7,225,597
TOTAL ENERGY		9,287,197
FINANCIALS - 21.0%
Banks - 4.5%
Arrow Financial Corp.	441	11,973
BancFirst Corp.	1,225	74,701
Banner Bank	5,617	257,820
BNC Bancorp	4,462	80,762
Chemical Financial Corp.	7,753	243,134
Community Trust Bancorp, Inc.	374	12,402
FCB Financial Holdings, Inc. Class A	3,717	101,734
First Bancorp, North Carolina	5,637	98,986
First Bancorp, Puerto Rico (a)	78,944	489,453

	Shares	Value
First Busey Corp.	1,691	$ 11,313
First Interstate Bancsystem, Inc.	17,395	483,929
First Merchants Corp.	18,926	445,518
First Midwest Bancorp, Inc., Delaware	6,568	114,086
FNB Corp., Pennsylvania	2,991	39,302
Great Southern Bancorp, Inc.	1,035	40,769
Great Western Bancorp, Inc.	2,084	45,869
Hancock Holding Co.	14,458	431,716
Hilltop Holdings, Inc. (a)	23,837	463,391
Independent Bank Corp., Massachusetts	1,743	76,465
MainSource Financial Group, Inc.	1,791	35,175
Merchants Bancshares, Inc.	7,858	229,218
Opus Bank	478	14,761
Preferred Bank, Los Angeles	482	13,241
PrivateBancorp, Inc.	35,681	1,254,901
Renasant Corp.	8,184	245,929
S&T Bancorp, Inc.	644	18,277
Simmons First National Corp. Class A	789	35,876
Susquehanna Bancshares, Inc.	6,892	94,489
Talmer Bancorp, Inc. Class A	50,269	769,870
Umpqua Holdings Corp.	54,332	933,424
United Community Bank, Inc.	36,878	696,257
Univest Corp. of Pennsylvania	1,203	23,807
Washington Trust Bancorp, Inc.	4,860	185,603
Webster Financial Corp.	3,051	113,040
WesBanco, Inc.	5,590	182,122
Wilshire Bancorp, Inc.	58,591	584,152
Wintrust Financial Corp.	29,117	1,388,299
		10,341,764
Capital Markets - 2.7%
Arlington Asset Investment Corp. (d)	4,790	115,247
BGC Partners, Inc. Class A	88,709	838,300
Financial Engines, Inc. (d)	33,645	1,407,370
HFF, Inc.	21,777	817,509
INTL FCStone, Inc. (a)	8,217	244,291
Investment Technology Group, Inc. (a)	40,954	1,241,316
Manning & Napier, Inc. Class A	7,520	97,835
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,847	90,251
Piper Jaffray Companies (a)	22,156	1,162,304
Vector Capital Corp. rights (a)	5,673	0
Westwood Holdings Group, Inc.	1,773	106,912
		6,121,335
Consumer Finance - 1.7%
Credit Acceptance Corp. (a)	3,482	678,990
Enova International, Inc. (a)	33,259	654,870
Nelnet, Inc. Class A	25,579	1,210,398
PRA Group, Inc. (a)	7,358	399,687
Regional Management Corp. (a)	8,548	126,168
World Acceptance Corp. (a)(d)	11,437	833,986
		3,904,099
Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	17,516	171,131
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MarketAxess Holdings, Inc.	772	$ 63,999
Marlin Business Services Corp.	11,515	230,645
		465,775
Insurance - 3.8%
Amerisafe, Inc.	12,841	593,896
AmTrust Financial Services, Inc.	1,293	73,682
EMC Insurance Group	760	25,688
Employers Holdings, Inc.	4,750	128,203
Enstar Group Ltd. (a)	1,177	166,969
FBL Financial Group, Inc. Class A	2,248	139,398
Federated National Holding Co.	40,922	1,252,213
HCI Group, Inc.	3,742	171,646
Heritage Insurance Holdings, Inc.	18,315	403,113
Horace Mann Educators Corp.	34,830	1,191,186
Infinity Property & Casualty Corp.	581	47,671
Maiden Holdings Ltd.	11,773	174,594
Navigators Group, Inc. (a)	4,638	361,022
Safety Insurance Group, Inc.	5,231	312,552
Selective Insurance Group, Inc.	46,251	1,343,592
Symetra Financial Corp.	14,803	347,278
United Insurance Holdings Corp.	37,946	853,785
Universal Insurance Holdings, Inc.	50,438	1,290,708
		8,877,196
Real Estate Investment Trusts - 7.1%
AG Mortgage Investment Trust, Inc.	7,671	144,522
Agree Realty Corp.	1,466	48,334
American Capital Mortgage Investment Corp.	67,554	1,213,270
Apollo Commercial Real Estate Finance, Inc.	30,026	515,847
Apollo Residential Mortgage, Inc.	31,399	500,814
Ashford Hospitality Trust, Inc.	6,755	64,983
Capstead Mortgage Corp.	83,528	983,125
Chesapeake Lodging Trust	5,890	199,259
Coresite Realty Corp.	4,582	223,052
CyrusOne, Inc.	4,895	152,332
CYS Investments, Inc.	41,766	372,135
DiamondRock Hospitality Co.	43,991	621,593
Dynex Capital, Inc.	1,872	15,856
Extra Space Storage, Inc.	16,937	1,144,433
FelCor Lodging Trust, Inc.	2,324	26,703
Government Properties Income Trust	15,408	352,073
Hatteras Financial Corp.	10,939	198,652
iStar Financial, Inc. (a)	4,211	54,743
MFA Financial, Inc.	137,027	1,077,032
New Residential Investment Corp.	44,608	670,458
Potlatch Corp.	3,228	129,249
Resource Capital Corp.	31,346	142,311
RLJ Lodging Trust	29,010	908,303
Ryman Hospitality Properties, Inc.	15,642	952,754

	Shares	Value
Saul Centers, Inc.	1,004	$ 57,429
Sovran Self Storage, Inc.	15,725	1,477,207
Strategic Hotel & Resorts, Inc. (a)	120,928	1,503,135
Sunstone Hotel Investors, Inc.	68,486	1,141,662
The GEO Group, Inc.	35,486	1,552,158
		16,443,424
Real Estate Management & Development - 0.4%
Marcus & Millichap, Inc. (a)	24,056	901,619
Thrifts & Mortgage Finance - 0.6%
Dime Community Bancshares, Inc.	4,125	66,413
Essent Group Ltd. (a)	2,535	60,612
Farmer Mac Class C (non-vtg.)	2,831	79,806
First Defiance Financial Corp.	327	10,732
Ladder Capital Corp. Class A	922	17,066
Northwest Bancshares, Inc.	6,379	75,591
Provident Financial Services, Inc.	2,563	47,800
Waterstone Financial, Inc.	8,310	106,700
WSFS Financial Corp.	12,483	944,089
		1,408,809
TOTAL FINANCIALS		48,464,021
HEALTH CARE - 16.9%
Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. (a)	7,136	232,562
Achillion Pharmaceuticals, Inc. (a)	4,324	42,635
Acorda Therapeutics, Inc. (a)	1,883	62,666
Adamas Pharmaceuticals, Inc.	7,058	123,444
Agios Pharmaceuticals, Inc. (a)	620	58,466
Alder Biopharmaceuticals, Inc.	4,312	124,444
AMAG Pharmaceuticals, Inc. (a)	4,965	271,387
Anacor Pharmaceuticals, Inc. (a)	7,751	448,395
Ardelyx, Inc.	5,711	74,757
Arena Pharmaceuticals, Inc. (a)	6,257	27,343
ARIAD Pharmaceuticals, Inc. (a)(d)	8,818	72,660
Array BioPharma, Inc. (a)	5,942	43,793
Biospecifics Technologies Corp. (a)	2,971	116,315
bluebird bio, Inc. (a)	4,159	502,282
Celldex Therapeutics, Inc. (a)	7,950	221,567
Cepheid, Inc. (a)	7,051	401,202
Chimerix, Inc. (a)	632	23,820
Clovis Oncology, Inc. (a)	1,829	135,767
Coherus BioSciences, Inc.	4,573	139,842
Dyax Corp. (a)	11,391	190,856
Emergent BioSolutions, Inc. (a)	7,555	217,282
Enanta Pharmaceuticals, Inc. (a)(d)	4,071	124,654
Esperion Therapeutics, Inc. (a)	2,372	219,647
Exact Sciences Corp. (a)(d)	6,780	149,296
FibroGen, Inc.	2,079	65,239
Five Prime Therapeutics, Inc. (a)	3,285	75,062
Genomic Health, Inc. (a)	1,648	50,346
Halozyme Therapeutics, Inc. (a)	6,911	98,689
Hyperion Therapeutics, Inc. (a)	6,081	279,118
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Infinity Pharmaceuticals, Inc. (a)	12,911	$ 180,496
Insmed, Inc. (a)	1,617	33,634
Intrexon Corp. (a)	1,933	87,700
Ironwood Pharmaceuticals, Inc. Class A (a)	8,163	130,608
Isis Pharmaceuticals, Inc. (a)(d)	14,941	951,293
Keryx Biopharmaceuticals, Inc. (a)(d)	4,578	58,278
Kite Pharma, Inc.	2,736	157,812
Ligand Pharmaceuticals, Inc. Class B (a)	1,064	82,045
MannKind Corp. (a)(d)	6,669	34,679
Merrimack Pharmaceuticals, Inc. (a)	20,856	247,769
MiMedx Group, Inc. (a)(d)	22,605	235,092
Neurocrine Biosciences, Inc. (a)	7,362	292,345
NewLink Genetics Corp. (a)	4,362	238,645
Novavax, Inc. (a)	19,527	161,488
Ophthotech Corp. (a)	3,790	176,349
Opko Health, Inc. (a)(d)	18,398	260,700
OvaScience, Inc. (a)(d)	4,496	156,146
PDL BioPharma, Inc.	33,408	235,025
Portola Pharmaceuticals, Inc. (a)	3,013	114,373
Prothena Corp. PLC (a)	870	33,182
PTC Therapeutics, Inc. (a)	1,854	112,816
Puma Biotechnology, Inc. (a)	2,453	579,178
Radius Health, Inc. (a)	3,393	139,656
Receptos, Inc. (a)	3,681	606,960
Repligen Corp. (a)	10,708	325,095
Rigel Pharmaceuticals, Inc. (a)	3,294	11,760
Sage Therapeutics, Inc.	661	33,202
Sangamo Biosciences, Inc. (a)	1,071	16,793
Synageva BioPharma Corp. (a)(d)	1,678	163,655
TESARO, Inc. (a)	612	35,129
Vitae Pharmaceuticals, Inc.	397	4,649
ZIOPHARM Oncology, Inc. (a)(d)	1,258	13,549
		10,503,637
Health Care Equipment & Supplies - 4.5%
Abaxis, Inc.	604	38,722
Analogic Corp.	1,138	103,444
Angiodynamics, Inc. (a)	19,829	352,758
Atrion Corp.	477	164,808
Cantel Medical Corp.	15,072	715,920
Cryolife, Inc.	4,511	46,779
Cyberonics, Inc. (a)	20,496	1,330,600
Cynosure, Inc. Class A (a)	3,991	122,404
Exactech, Inc. (a)	4,795	122,896
Globus Medical, Inc. (a)	23,280	587,587
Greatbatch, Inc. (a)	18,295	1,058,366
ICU Medical, Inc. (a)	4,569	425,557
Inogen, Inc. (a)	8,383	268,172
Masimo Corp. (a)	37,515	1,237,245
Meridian Bioscience, Inc.	5,478	104,520
Merit Medical Systems, Inc. (a)	7,831	150,747

	Shares	Value
Natus Medical, Inc. (a)	34,811	$ 1,373,990
OraSure Technologies, Inc. (a)	14,957	97,819
Steris Corp.	258	18,130
SurModics, Inc. (a)	13,037	339,353
Symmetry Surgical, Inc. (a)	4,124	30,229
Thoratec Corp. (a)	36,343	1,522,408
Vascular Solutions, Inc. (a)	7,018	212,786
		10,425,240
Health Care Providers & Services - 5.5%
Alliance Healthcare Services, Inc. (a)	32,568	722,358
AmSurg Corp. (a)	509	31,314
Centene Corp. (a)	17,122	1,210,354
Chemed Corp.	11,543	1,378,234
Corvel Corp. (a)	9,138	314,439
Five Star Quality Care, Inc. (a)	1,890	8,392
Hanger, Inc. (a)	4,566	103,603
HealthEquity, Inc. (a)	1,807	45,157
HealthSouth Corp.	31,338	1,390,154
Magellan Health Services, Inc. (a)	19,648	1,391,471
Molina Healthcare, Inc. (a)	22,000	1,480,380
National Healthcare Corp.	4,468	284,656
PharMerica Corp. (a)	9,901	279,109
Providence Service Corp. (a)	20,780	1,103,834
RadNet, Inc. (a)	6,720	56,448
Select Medical Holdings Corp.	68,349	1,013,616
Surgical Care Affiliates, Inc. (a)	1,170	40,166
Team Health Holdings, Inc. (a)	18,180	1,063,712
Triple-S Management Corp. (a)	9,276	184,407
Wellcare Health Plans, Inc. (a)	5,550	507,603
		12,609,407
Health Care Technology - 0.4%
Merge Healthcare, Inc. (a)	9,129	40,807
Omnicell, Inc. (a)	24,668	865,847
Quality Systems, Inc.	6,042	96,551
		1,003,205
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	25,069	314,867
Cambrex Corp. (a)	8,280	328,136
Fluidigm Corp. (a)	1,350	56,835
Luminex Corp. (a)	11,153	178,448
PAREXEL International Corp. (a)	8,440	582,276
		1,460,562
Pharmaceuticals - 1.3%
Akorn, Inc. (a)	5,805	275,796
Amphastar Pharmaceuticals, Inc. (a)	2,278	34,079
Catalent, Inc. (a)	3,195	99,524
Cempra, Inc. (a)	10,428	357,785
DepoMed, Inc. (a)	2,874	64,406
Horizon Pharma PLC (a)	3,063	79,546
Impax Laboratories, Inc. (a)	11,361	532,490
Lannett Co., Inc. (a)	5,270	356,832
Nektar Therapeutics (a)	7,751	85,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pacira Pharmaceuticals, Inc. (a)	3,380	$ 300,313
Pozen, Inc. (a)	17,275	133,363
Prestige Brands Holdings, Inc. (a)	5,181	222,213
SciClone Pharmaceuticals, Inc. (a)	18,365	162,714
Sucampo Pharmaceuticals, Inc. Class A (a)	5,205	80,990
Tetraphase Pharmaceuticals, Inc. (a)	849	31,107
The Medicines Company (a)	4,110	115,162
Theravance, Inc. (d)	1,915	30,104
		2,961,685
TOTAL HEALTH CARE		38,963,736
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.2%
Astronics Corp. (a)	16,571	1,221,283
Curtiss-Wright Corp.	18,723	1,384,379
Moog, Inc. Class A (a)	19,530	1,465,727
Teledyne Technologies, Inc. (a)	10,064	1,074,131
		5,145,520
Airlines - 0.8%
JetBlue Airways Corp. (a)	92,425	1,779,181
Building Products - 0.2%
American Woodmark Corp. (a)	5,067	277,317
Insteel Industries, Inc.	816	17,650
Universal Forest Products, Inc.	2,587	143,527
		438,494
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	3,840	122,342
ACCO Brands Corp. (a)	68,097	565,886
ARC Document Solutions, Inc. (a)	22,522	207,878
Deluxe Corp.	23,532	1,630,297
G&K Services, Inc. Class A	9,369	679,534
HNI Corp.	15,926	878,637
Kimball International, Inc. Class B	66,640	698,387
Quad/Graphics, Inc.	2,973	68,320
Steelcase, Inc. Class A	12,568	238,038
UniFirst Corp.	11,173	1,314,950
Viad Corp.	2,084	57,977
		6,462,246
Construction & Engineering - 0.5%
Argan, Inc.	32,750	1,184,568
Electrical Equipment - 0.0%
Polypore International, Inc. (a)	551	32,454
Machinery - 1.8%
Alamo Group, Inc.	9,723	613,813
Federal Signal Corp.	13,231	208,917
Hurco Companies, Inc.	5,754	189,479
Hyster-Yale Materials Handling Class A	12,427	910,775
Kadant, Inc.	12,494	657,309

	Shares	Value
Lydall, Inc. (a)	1,395	$ 44,249
Meritor, Inc. (a)	66,330	836,421
Mueller Industries, Inc.	2,605	94,119
Mueller Water Products, Inc. Class A	32,988	324,932
Standex International Corp.	3,854	316,529
Woodward, Inc.	1,414	72,128
		4,268,671
Marine - 0.1%
Matson, Inc.	4,562	192,334
Professional Services - 2.2%
Barrett Business Services, Inc.	1,390	59,548
Huron Consulting Group, Inc. (a)	7,187	475,420
ICF International, Inc. (a)	1,187	48,489
Insperity, Inc.	23,930	1,251,300
Korn/Ferry International	43,224	1,420,773
Resources Connection, Inc.	39,547	692,073
RPX Corp. (a)	68,462	985,168
VSE Corp.	1,141	93,425
		5,026,196
Road & Rail - 1.3%
AMERCO	3,453	1,140,871
ArcBest Corp.	31,750	1,203,008
Old Dominion Freight Lines, Inc. (a)	4,356	336,719
P.A.M. Transportation Services, Inc. (a)	647	37,054
Werner Enterprises, Inc.	8,095	254,264
		2,971,916
TOTAL INDUSTRIALS		27,501,580
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.0%
Aruba Networks, Inc. (a)	4,067	99,601
Black Box Corp.	8,496	177,821
Communications Systems, Inc.	3,814	43,518
Comtech Telecommunications Corp.	1,953	56,539
InterDigital, Inc.	22,690	1,151,291
NETGEAR, Inc. (a)	1,386	45,572
Plantronics, Inc.	5,297	280,476
Polycom, Inc. (a)	39,912	534,821
		2,389,639
Electronic Equipment & Components - 3.7%
Anixter International, Inc. (a)	10,075	767,010
Benchmark Electronics, Inc. (a)	54,087	1,299,711
Coherent, Inc. (a)	5,319	345,522
Daktronics, Inc.	40,731	440,302
DTS, Inc. (a)	6,910	235,424
Fabrinet (a)	3,221	61,167
Insight Enterprises, Inc. (a)	4,324	123,320
KEMET Corp. (a)	4,787	19,818
Kimball Electronics, Inc. (a)	48,915	691,658
Mercury Systems, Inc. (a)	1,974	30,696
Methode Electronics, Inc. Class A	14,641	688,713
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. (a)	12,252	$ 233,523
PC Connection, Inc.	791	20,637
Plexus Corp. (a)	8,825	359,795
Rofin-Sinar Technologies, Inc. (a)	5,163	125,099
Sanmina Corp. (a)	58,062	1,404,520
ScanSource, Inc. (a)	17,701	719,546
SYNNEX Corp.	13,650	1,054,463
		8,620,924
Internet Software & Services - 1.0%
Constant Contact, Inc. (a)	29,858	1,140,874
Dice Holdings, Inc. (a)	5,233	46,678
Global Sources Ltd. (a)(d)	24,767	145,135
United Online, Inc. (a)	58,970	939,392
		2,272,079
IT Services - 4.2%
Blackhawk Network Holdings, Inc. (a)(d)	17,381	621,718
Computer Task Group, Inc.	7,503	54,847
CSG Systems International, Inc.	29,177	886,689
EPAM Systems, Inc. (a)	12,704	778,628
ExlService Holdings, Inc. (a)	12,528	466,042
Global Cash Access Holdings, Inc. (a)	59,668	454,670
Higher One Holdings, Inc. (a)	6,571	15,902
Jack Henry & Associates, Inc.	17,155	1,198,963
Lionbridge Technologies, Inc. (a)	5,666	32,410
Maximus, Inc.	22,921	1,530,206
MoneyGram International, Inc. (a)	58,603	506,330
NCI, Inc. Class A	5,940	59,519
Neustar, Inc. Class A (a)(d)	37,840	931,621
Science Applications International Corp.	25,257	1,296,947
Syntel, Inc. (a)	14,253	737,308
Teletech Holdings, Inc.	1,690	43,011
		9,614,811
Semiconductors & Semiconductor Equipment - 4.2%
Amkor Technology, Inc. (a)	11,155	98,554
Cabot Microelectronics Corp. (a)	23,647	1,181,641
Cypress Semiconductor Corp.	13,101	184,855
Diodes, Inc. (a)	2,555	72,971
Fairchild Semiconductor International, Inc. (a)	35,536	646,044
FormFactor, Inc. (a)	6,449	57,203
Integrated Device Technology, Inc. (a)	70,774	1,416,895
Intersil Corp. Class A	7,665	109,763
IXYS Corp.	11,012	135,668
Lattice Semiconductor Corp. (a)	190,317	1,206,610
MKS Instruments, Inc.	4,158	140,582
Pericom Semiconductor Corp.	8,969	138,750
Qorvo, Inc. (a)	32,510	2,591,034
Tessera Technologies, Inc.	34,177	1,376,650

	Shares	Value
Ultra Clean Holdings, Inc. (a)	27,224	$ 194,652
Xcerra Corp. (a)	4,441	39,480
		9,591,352
Software - 4.2%
Advent Software, Inc.	1,470	64,842
Aspen Technology, Inc. (a)	40,371	1,553,880
AVG Technologies NV (a)	45,133	977,129
ePlus, Inc. (a)	910	79,106
Fair Isaac Corp.	294	26,084
Manhattan Associates, Inc. (a)	19,802	1,002,179
Monotype Imaging Holdings, Inc.	19,227	627,569
NetScout Systems, Inc. (a)(d)	32,343	1,418,241
Pegasystems, Inc.	45,190	982,883
Progress Software Corp. (a)	31,916	867,158
QAD, Inc.:
Class A	3,601	87,144
Class B	1,886	37,720
Qualys, Inc. (a)	25,082	1,165,811
SS&C Technologies Holdings, Inc.	7,061	439,900
TeleCommunication Systems, Inc. Class A (a)	92,911	355,849
		9,685,495
Technology Hardware, Storage & Peripherals - 0.8%
QLogic Corp. (a)	78,394	1,155,528
Quantum Corp. (a)	60,472	96,755
Super Micro Computer, Inc. (a)	14,590	484,534
		1,736,817
TOTAL INFORMATION TECHNOLOGY		43,911,117
MATERIALS - 3.3%
Chemicals - 1.1%
A. Schulman, Inc.	8,109	390,854
FutureFuel Corp.	65,468	672,356
Innophos Holdings, Inc.	6,862	386,742
KMG Chemicals, Inc.	1,148	30,686
Minerals Technologies, Inc.	12,412	907,317
Stepan Co.	1,180	49,159
Tredegar Corp.	2,471	49,692
		2,486,806
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	1,000	64,500
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	88,394	1,285,249
Metals & Mining - 0.6%
Century Aluminum Co. (a)	84,482	1,165,852
Kaiser Aluminum Corp.	3,864	297,103
Worthington Industries, Inc.	913	24,295
		1,487,250
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 1.0%
Boise Cascade Co. (a)	28,047	$ 1,050,641
Schweitzer-Mauduit International, Inc.	28,099	1,295,926
		2,346,567
TOTAL MATERIALS		7,670,372
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
General Communications, Inc. Class A (a)	2,800	44,128
IDT Corp. Class B	20,139	357,467
Inteliquent, Inc.	70,173	1,104,523
Premiere Global Services, Inc. (a)	4,579	43,775
Vonage Holdings Corp. (a)	31,455	154,444
		1,704,337
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	812	15,566
TOTAL TELECOMMUNICATION SERVICES		1,719,903
UTILITIES - 1.6%
Electric Utilities - 0.3%
Cleco Corp.	3,421	186,513
Empire District Electric Co.	1,713	42,517
IDACORP, Inc.	7,404	465,489
MGE Energy, Inc.	273	12,099
Spark Energy, Inc. Class A,	1,362	20,090
UIL Holdings Corp.	627	32,240
		758,948
Gas Utilities - 0.3%
New Jersey Resources Corp.	14,793	459,471
ONE Gas, Inc.	1,817	78,549
WGL Holdings, Inc.	1,670	94,188
		632,208
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	9,734	370,087
Multi-Utilities - 0.1%
Avista Corp.	10,424	356,292
Water Utilities - 0.7%
American States Water Co.	32,736	1,305,839
California Water Service Group	8,074	197,894
Middlesex Water Co.	2,118	48,206
		1,551,939
TOTAL UTILITIES		3,669,474
TOTAL COMMON STOCKS (Cost $178,955,904)		222,445,749
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% 6/25/15 (e) (Cost $199,972)	$ 200,000	$ 199,994
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	7,216,717	7,216,717
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	10,512,625	10,512,625
TOTAL MONEY MARKET FUNDS (Cost $17,729,342)		17,729,342
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $196,885,218)	240,375,085
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(9,990,122)
NET ASSETS - 100%	$ 230,384,963
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 7,493,400	$ 143,134

The face value of futures purchased as a percentage of net assets is 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,287
Fidelity Securities Lending Cash Central Fund	29,723
Total	$ 31,010
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,049,554	$ 31,049,554	$ -	$ -
Consumer Staples	10,208,795	10,208,795	-	-
Energy	9,287,197	9,287,197	-	-
Financials	48,464,021	48,464,021	-	-
Health Care	38,963,736	38,963,736	-	-
Industrials	27,501,580	27,501,580	-	-
Information Technology	43,911,117	43,911,117	-	-
Materials	7,670,372	7,670,372	-	-
Telecommunication Services	1,719,903	1,719,903	-	-
Utilities	3,669,474	3,669,474	-	-
U.S. Government and Government Agency Obligations	199,994	-	199,994	-
Money Market Funds	17,729,342	17,729,342	-	-
Total Investments in Securities:	$ 240,375,085	$ 240,175,091	$ 199,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 143,134	$ 143,134	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $197,929,866. Net unrealized appreciation aggregated $42,445,219, of which $48,618,524 related to appreciated investment securities and $6,173,305 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2015

1.814640.110

VIPCAP-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 4.1%
Amcor Ltd.	61,286	$ 655,366
Brambles Ltd.	82,864	727,066
Carsales.com Ltd. (d)	73,295	576,674
CSL Ltd.	12,589	883,285
DuluxGroup Ltd.	138,366	674,473
Ramsay Health Care Ltd.	10,880	557,201
realestate.com.au Ltd.	17,202	632,560
SEEK Ltd.	47,669	621,577
Sydney Airport unit	140,387	553,875
Transurban Group unit	82,168	596,418
TOTAL AUSTRALIA		6,478,495
Bailiwick of Jersey - 2.0%
Experian PLC	42,500	704,207
Shire PLC	11,900	948,705
Wolseley PLC	11,228	665,059
WPP PLC	33,900	769,890
TOTAL BAILIWICK OF JERSEY		3,087,861
Belgium - 1.1%
Anheuser-Busch InBev SA NV	9,668	1,181,095
Arseus NV	16,280	634,646
TOTAL BELGIUM		1,815,741
Bermuda - 0.8%
Invesco Ltd.	15,557	617,457
Signet Jewelers Ltd.	4,600	638,434
TOTAL BERMUDA		1,255,891
Brazil - 1.5%
BB Seguridade Participacoes SA	61,800	635,127
Cielo SA	43,880	628,183
Qualicorp SA (a)	69,200	494,355
Weg SA	60,700	604,803
TOTAL BRAZIL		2,362,468
British Virgin Islands - 0.4%
Michael Kors Holdings Ltd. (a)	9,500	624,625
Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,500	617,650
Canadian National Railway Co.	15,090	1,010,567
Canadian Pacific Railway Ltd.	4,600	842,241
CI Financial Corp. (d)	21,500	601,094
Constellation Software, Inc.	1,750	604,856
Jean Coutu Group, Inc. Class A (sub. vtg.)	27,400	585,621
Open Text Corp.	11,800	622,911
Stantec, Inc.	23,200	555,203
Valeant Pharmaceuticals International (Canada) (a)	5,200	1,027,273
TOTAL CANADA		6,467,416

	Shares	Value
Cayman Islands - 1.6%
Alibaba Group Holding Ltd. sponsored ADR	7,500	$ 624,300
Baidu.com, Inc. sponsored ADR (a)	2,800	583,520
Tencent Holdings Ltd.	73,150	1,389,112
TOTAL CAYMAN ISLANDS		2,596,932
Denmark - 1.8%
Novo Nordisk A/S Series B sponsored ADR	27,900	1,489,581
Pandora A/S	8,300	756,701
Topdanmark A/S (a)	19,300	578,557
TOTAL DENMARK		2,824,839
Finland - 0.9%
Kone Oyj (B Shares)	13,800	612,531
Sampo Oyj (A Shares)	15,000	758,374
TOTAL FINLAND		1,370,905
France - 4.7%
Aeroports de Paris	5,400	646,247
Air Liquide SA	7,248	933,651
Bollore Group	117,800	627,876
Bureau Veritas SA	29,816	640,872
Christian Dior SA	3,421	646,484
Ingenico SA	5,477	602,459
Natixis SA	97,600	730,518
Publicis Groupe SA	8,071	623,365
Safran SA	9,490	663,268
Sodexo SA	6,630	647,234
Zodiac Aerospace	19,030	630,844
TOTAL FRANCE		7,392,818
Germany - 3.5%
Axel Springer Verlag AG	10,100	597,301
Bayer AG	10,110	1,521,365
CTS Eventim AG	20,538	647,046
Fresenius SE & Co. KGaA	12,800	765,096
Henkel AG & Co. KGaA	6,568	679,246
ProSiebenSat.1 Media AG	13,960	686,054
United Internet AG	13,544	617,552
TOTAL GERMANY		5,513,660
Hong Kong - 1.2%
AIA Group Ltd.	201,000	1,265,219
Techtronic Industries Co. Ltd.	179,000	604,929
TOTAL HONG KONG		1,870,148
India - 5.1%
Adani Ports & Special Economic Zone	125,808	622,593
Amara Raja Batteries Ltd. (a)	42,516	568,705
Axis Bank Ltd. (a)	66,678	601,575
Exide Industries Ltd.	219,526	626,554
HCL Technologies Ltd.	44,799	705,237
HDFC Bank Ltd.	30,800	595,012
Common Stocks - continued
	Shares	Value
India - continued
Hero Motocorp Ltd.	4,806	$ 203,713
Housing Development Finance Corp. Ltd.	38,888	821,553
ICICI Bank Ltd. (a)	141,111	717,907
LIC Housing Finance Ltd.	87,734	616,465
Sun Pharmaceutical Industries Ltd. (a)	43,902	721,780
Tata Consultancy Services Ltd.	17,954	736,270
Titan Co. Ltd. (a)	82,093	560,069
TOTAL INDIA		8,097,433
Indonesia - 1.6%
PT ACE Hardware Indonesia Tbk	11,088,800	623,347
PT Bank Central Asia Tbk	632,000	716,589
PT Bank Rakyat Indonesia Tbk	671,100	681,365
PT Global Mediacom Tbk	4,370,600	584,975
TOTAL INDONESIA		2,606,276
Ireland - 4.6%
Actavis PLC (a)	1,943	578,276
Allegion PLC	9,800	599,466
CRH PLC	27,200	706,714
Endo Health Solutions, Inc. (a)	6,930	621,621
Ingersoll-Rand PLC	8,200	558,256
Jazz Pharmaceuticals PLC (a)	3,000	518,370
Kerry Group PLC Class A	8,830	593,404
Kingspan Group PLC (Ireland)	32,100	608,681
Mallinckrodt PLC (a)	4,800	607,920
Medtronic PLC	7,630	595,064
Perrigo Co. PLC	3,622	599,622
Ryanair Holdings PLC sponsored ADR	9,426	629,374
TOTAL IRELAND		7,216,768
Isle of Man - 0.4%
Playtech Ltd.	54,890	633,477
Israel - 0.8%
Frutarom Industries Ltd.	3,700	138,356
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,800	1,108,940
TOTAL ISRAEL		1,247,296
Italy - 0.4%
Recordati SpA	33,600	628,634
Japan - 4.3%
Astellas Pharma, Inc.	52,200	855,292
Dentsu, Inc.	15,600	667,346
Hoya Corp.	18,000	720,618
Kansai Paint Co. Ltd.	35,000	636,992
Keyence Corp.	1,454	793,443
Misumi Group, Inc.	14,600	588,399
OBIC Co. Ltd.	15,100	640,321
Olympus Corp. (a)	18,500	685,898

	Shares	Value
OMRON Corp.	15,800	$ 711,777
SK Kaken Co. Ltd.	7,000	570,995
TOTAL JAPAN		6,871,081
Kenya - 0.8%
Kenya Commercial Bank Ltd.	875,900	573,506
Safaricom Ltd.	3,460,000	638,452
TOTAL KENYA		1,211,958
Korea (South) - 0.5%
NAVER Corp.	1,249	755,755
Mexico - 2.0%
Grupo Aeroportuario del Pacifico SA de CV Series B	93,000	609,696
Grupo Aeroportuario del Sureste SA de CV Series B (a)	42,420	571,551
Grupo Aeroportuario Norte S.A.B. de CV	124,600	606,847
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	22,030	727,210
Megacable Holdings S.A.B. de CV unit (a)	163,296	639,438
TOTAL MEXICO		3,154,742
Netherlands - 1.3%
IMCD Group BV	18,312	616,887
LyondellBasell Industries NV Class A	7,100	623,380
Reed Elsevier NV	35,870	893,794
TOTAL NETHERLANDS		2,134,061
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	108,405	635,382
Norway - 0.4%
Schibsted ASA (B Shares)	11,330	657,097
Philippines - 1.2%
GT Capital Holdings, Inc.	21,760	651,412
GT Capital Holdings, Inc. rights 4/8/15	21,715	0
SM Investments Corp.	28,592	575,422
SM Prime Holdings, Inc.	1,423,300	636,258
TOTAL PHILIPPINES		1,863,092
South Africa - 2.3%
Aspen Pharmacare Holdings Ltd. (e)	21,800	690,181
Discovery Ltd.	56,100	577,235
Discovery Ltd. rights 4/2/15	5,097	14,624
FirstRand Ltd.	133,100	612,771
Naspers Ltd. Class N	6,930	1,068,439
Sanlam Ltd.	96,600	624,169
TOTAL SOUTH AFRICA		3,587,419
Spain - 1.3%
Aena SA	7,700	774,209
Common Stocks - continued
	Shares	Value
Spain - continued
Amadeus IT Holding SA Class A	16,630	$ 714,541
Grifols SA ADR	19,300	633,233
TOTAL SPAIN		2,121,983
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	10,660	636,222
Atlas Copco AB (A Shares)	23,600	765,370
Hexagon AB (B Shares)	19,800	704,897
HEXPOL AB (B Shares)	5,930	598,705
TOTAL SWEDEN		2,705,194
Switzerland - 3.9%
Compagnie Financiere Richemont SA Series A	11,930	958,586
Geberit AG (Reg.)	1,970	739,916
Novartis AG sponsored ADR	25,760	2,540,195
Partners Group Holding AG	2,170	648,678
Sika AG (Bearer)	180	644,392
TE Connectivity Ltd.	8,300	594,446
TOTAL SWITZERLAND		6,126,213
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	69,700	1,636,556
Thailand - 1.2%
Airports of Thailand PCL (For. Reg.)	60,700	522,472
Central Pattana PCL (For. Reg.)	429,800	564,831
Kasikornbank PCL (For. Reg.)	107,300	758,654
TOTAL THAILAND		1,845,957
Turkey - 0.4%
TAV Havalimanlari Holding A/S	81,000	677,896
United Arab Emirates - 0.8%
DP World Ltd.	28,919	624,650
First Gulf Bank PJSC	161,294	641,153
TOTAL UNITED ARAB EMIRATES		1,265,803
United Kingdom - 15.9%
Al Noor Hospitals Group PLC	41,300	622,447
Aon PLC	6,100	586,332
Ashtead Group PLC	42,000	675,362
Associated British Foods PLC	16,300	681,376
Auto Trader Group PLC	179,100	668,842
Babcock International Group PLC	44,300	646,960
Berkeley Group Holdings PLC	15,400	602,863
Bunzl PLC	25,258	686,034
Burberry Group PLC	23,800	611,834
Capita Group PLC	39,100	647,290
Compass Group PLC	46,182	802,895
Diploma PLC	49,689	590,775
easyJet PLC	25,700	717,482
Essentra PLC	41,675	614,189
Exova Group Ltd. PLC	247,500	587,426

	Shares	Value
Halma PLC	59,900	$ 620,657
Hikma Pharmaceuticals PLC	19,417	613,508
Howden Joinery Group PLC	85,752	564,279
Inchcape PLC	53,200	627,389
InterContinental Hotel Group PLC	17,700	690,365
Intertek Group PLC	17,680	655,138
ITV PLC	179,654	673,975
Johnson Matthey PLC	13,146	660,296
Legal & General Group PLC	189,431	782,871
London Stock Exchange Group PLC	18,590	678,104
Melrose PLC	147,100	605,528
Micro Focus International PLC	35,000	613,163
NMC Health PLC	63,800	628,889
Persimmon PLC	24,600	606,856
Prudential PLC	45,503	1,129,177
Reckitt Benckiser Group PLC	10,330	887,405
Rightmove PLC	14,116	627,562
Schroders PLC	12,900	612,348
Spire Healthcare Group PLC	117,543	652,119
St. James's Place Capital PLC	42,105	583,675
Standard Life PLC	94,131	664,099
The Restaurant Group PLC	61,673	616,156
Whitbread PLC	8,694	676,431
TOTAL UNITED KINGDOM		25,212,097
United States of America - 17.8%
A.O. Smith Corp.	9,013	591,794
Affiliated Managers Group, Inc. (a)	2,620	562,724
Alexion Pharmaceuticals, Inc. (a)	3,200	554,560
Alliance Data Systems Corp. (a)	2,100	622,125
American Tower Corp.	6,300	593,145
Ameriprise Financial, Inc.	4,300	562,612
AMETEK, Inc.	11,330	595,278
Amphenol Corp. Class A	9,560	563,371
AutoZone, Inc. (a)	888	605,758
Ball Corp.	8,530	602,559
Biogen, Inc. (a)	1,420	599,581
BlackRock, Inc. Class A	1,600	585,344
Broadridge Financial Solutions, Inc.	10,530	579,255
Celgene Corp. (a)	5,100	587,928
Danaher Corp.	6,690	567,981
Ecolab, Inc.	5,210	595,920
Fidelity National Information Services, Inc.	8,197	557,888
Fiserv, Inc. (a)	6,836	542,778
FleetCor Technologies, Inc. (a)	4,000	603,680
Gartner, Inc. Class A (a)	7,380	618,813
Global Payments, Inc.	6,400	586,752
Google, Inc. Class C (a)	1,084	594,032
Home Depot, Inc.	5,130	582,819
International Flavors & Fragrances, Inc.	4,600	540,040
Kansas City Southern	5,919	604,212
Las Vegas Sands Corp.	11,538	635,052
MasterCard, Inc. Class A	7,030	607,322
Common Stocks - continued
	Shares	Value
United States of America - continued
McGraw Hill Financial, Inc.	5,811	$ 600,857
McKesson Corp.	2,520	570,024
Mettler-Toledo International, Inc. (a)	1,750	575,138
Moody's Corp.	6,120	635,256
NIKE, Inc. Class B	6,230	625,056
Pall Corp.	5,900	592,301
PPG Industries, Inc.	2,795	630,384
Priceline Group, Inc. (a)	460	535,509
Roper Industries, Inc.	3,500	602,000
SBA Communications Corp. Class A (a)	4,590	537,489
Sherwin-Williams Co.	2,050	583,225
The Walt Disney Co.	5,500	576,895
Time Warner Cable, Inc.	4,200	629,496
TJX Companies, Inc.	8,300	581,415
TransDigm Group, Inc.	2,600	568,672
Union Pacific Corp.	5,380	582,708
United Technologies Corp.	4,541	532,205
Valspar Corp.	7,090	595,773
Vantiv, Inc. (a)	15,200	573,040
Visa, Inc. Class A	9,400	614,854
Wyndham Worldwide Corp.	6,700	606,149
TOTAL UNITED STATES OF AMERICA		28,191,769
TOTAL COMMON STOCKS (Cost $134,324,197)		154,745,738
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Sartorius AG (non-vtg.) (Cost $434,822)	4,255	542,617
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,783,932	$ 1,783,932
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	815,940	815,940
TOTAL MONEY MARKET FUNDS (Cost $2,599,872)		2,599,872
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $137,358,891)	157,888,227
NET OTHER ASSETS (LIABILITIES) - 0.3%	411,997
NET ASSETS - 100%	$ 158,300,224
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 748
Fidelity Securities Lending Cash Central Fund	4,580
Total	$ 5,328
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,563,945	$ 24,023,895	$ 4,540,050	$ -
Consumer Staples	5,225,797	3,157,297	2,068,500	-
Financials	24,816,647	21,758,352	3,058,295	-
Health Care	26,288,726	23,798,831	2,489,895	-
Industrials	33,648,412	33,060,013	588,399	-
Information Technology	24,563,477	20,308,206	4,255,271	-
Materials	11,005,410	9,090,709	1,914,701	-
Telecommunication Services	1,175,941	1,175,941	-	-
Money Market Funds	2,599,872	2,599,872	-	-
Total Investments in Securities:	$ 157,888,227	$ 138,973,116	$ 18,915,111	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,451,627
Level 2 to Level 1	$ 18,997,229
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $137,870,494. Net unrealized appreciation aggregated $20,017,733, of which $22,620,296 related to appreciated investment securities and $2,602,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2015

1.864819.107

VIPEM-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Argentina - 1.3%
Banco Macro SA sponsored ADR (d)	13,500	$ 772,200
Grupo Financiero Galicia SA sponsored ADR (d)	34,300	794,045
YPF SA Class D sponsored ADR	29,000	796,050
TOTAL ARGENTINA		2,362,295
Australia - 0.8%
SEEK Ltd.	56,251	733,482
Sydney Airport unit	171,160	675,286
TOTAL AUSTRALIA		1,408,768
Bailiwick of Jersey - 0.8%
United Co. RUSAL Ltd. (a)	954,000	594,354
WPP PLC	33,000	749,451
TOTAL BAILIWICK OF JERSEY		1,343,805
Bermuda - 2.6%
Brilliance China Automotive Holdings Ltd.	332,000	639,792
China Gas Holdings Ltd.	572,000	937,022
China Resources Gas Group Ltd.	310,000	963,670
Credicorp Ltd. (United States)	8,476	1,191,980
Petra Diamonds Ltd. (a)	277,900	751,920
Summit Ascent Holdings Ltd. (a)	260,000	138,843
TOTAL BERMUDA		4,623,227
Brazil - 5.0%
BB Seguridade Participacoes SA	115,800	1,190,093
Brasil Foods SA	68,600	1,360,587
Cielo SA	92,660	1,326,514
Kroton Educacional SA	284,300	916,623
Linx SA	42,900	627,729
Qualicorp SA (a)	124,100	886,554
Smiles SA	48,200	762,670
Ultrapar Participacoes SA	53,000	1,076,590
Weg SA	86,640	863,265
TOTAL BRAZIL		9,010,625
Cayman Islands - 6.3%
Alibaba Group Holding Ltd. sponsored ADR	10,200	849,048
Autohome, Inc. ADR Class A (a)	17,800	782,666
Baidu.com, Inc. sponsored ADR (a)	4,387	914,251
Bitauto Holdings Ltd. ADR (a)	13,410	682,301
ENN Energy Holdings Ltd.	138,000	846,407
Sino Biopharmaceutical Ltd.	980,000	992,306
SouFun Holdings Ltd. ADR	138,800	832,800
Tencent Holdings Ltd.	284,800	5,408,328
TOTAL CAYMAN ISLANDS		11,308,107
China - 5.5%
China International Travel Service Corp. Ltd. (A Shares)	105,416	873,323

	Shares	Value
China Pacific Insurance Group Co. Ltd. (H Shares)	297,400	$ 1,415,524
Daqin Railway Co. Ltd. (A Shares)	438,200	779,635
Fuyao Glass Industries Group Co. Ltd. (a)	336,000	823,460
Inner Mongoli Yili Industries Co. Ltd.	175,700	874,320
Jiangsu Hengrui Medicine Co. Ltd.	88,373	657,149
Kweichow Moutai Co. Ltd.	27,300	862,926
PICC Property & Casualty Co. Ltd. (H Shares)	573,297	1,132,891
Qingdao Haier Co. Ltd.	213,000	887,801
SAIC Motor Corp. Ltd.	212,800	853,328
Weifu High-Technology Co. Ltd. (B Shares)	165,576	690,483
TOTAL CHINA		9,850,840
Denmark - 0.9%
Novo Nordisk A/S Series B sponsored ADR	17,500	934,325
Pandora A/S	7,400	674,649
TOTAL DENMARK		1,608,974
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	136,900	961,038
Finland - 0.4%
Kone Oyj (B Shares) (d)	15,000	665,795
France - 1.6%
Bureau Veritas SA	29,400	631,931
Ingenico SA	6,956	765,147
LVMH Moet Hennessy - Louis Vuitton SA	4,566	805,909
Safran SA	10,800	754,826
TOTAL FRANCE		2,957,813
Germany - 0.4%
Bayer AG	5,000	752,406
Greece - 0.4%
Folli Follie SA	25,948	773,962
Hong Kong - 0.9%
AIA Group Ltd.	137,400	864,881
Techtronic Industries Co. Ltd.	203,000	686,036
TOTAL HONG KONG		1,550,917
India - 10.4%
Adani Ports & Special Economic Zone	165,051	816,797
Axis Bank Ltd. (a)	93,387	842,546
Exide Industries Ltd.	274,402	783,177
Grasim Industries Ltd.	12,077	766,017
HCL Technologies Ltd.	86,661	1,364,238
HDFC Bank Ltd.	47,065	909,229
Hero Motocorp Ltd.	18,568	787,045
Housing Development Finance Corp. Ltd.	108,695	2,296,306
ICICI Bank Ltd. (a)	227,153	1,155,648
ITC Ltd. (a)	235,249	1,230,860
LIC Housing Finance Ltd.	127,909	898,756
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	27,446	$ 885,100
Sun Pharmaceutical Industries Ltd. (a)	89,828	1,476,837
Sun TV Ltd.	122,388	868,314
Tata Consultancy Services Ltd.	40,787	1,672,620
Tata Motors Ltd. (a)	125,966	1,104,769
Titan Co. Ltd. (a)	130,110	887,659
TOTAL INDIA		18,745,918
Indonesia - 6.6%
PT ACE Hardware Indonesia Tbk	15,828,100	889,763
PT Astra International Tbk	2,369,100	1,553,731
PT Bank Central Asia Tbk	1,396,100	1,582,959
PT Bank Mandiri (Persero) Tbk	1,127,200	1,074,976
PT Bank Rakyat Indonesia Tbk	1,488,140	1,510,903
PT Global Mediacom Tbk	6,667,500	892,400
PT Jasa Marga Tbk	1,586,600	873,692
PT Matahari Department Store Tbk	692,400	1,043,234
PT Media Nusantara Citra Tbk	3,866,000	847,120
PT Surya Citra Media Tbk	2,986,600	775,488
PT Tower Bersama Infrastructure Tbk	1,203,700	872,280
TOTAL INDONESIA		11,916,546
Japan - 0.4%
OMRON Corp.	17,300	779,350
Kenya - 1.3%
East African Breweries Ltd.	213,485	718,548
Kenya Commercial Bank Ltd.	1,107,200	724,952
Safaricom Ltd.	5,252,100	969,138
TOTAL KENYA		2,412,638
Korea (South) - 5.8%
KEPCO Plant Service & Engineering Co. Ltd.	9,111	801,884
NAVER Corp.	2,732	1,653,100
Samsung Electronics Co. Ltd.	6,136	7,973,427
TOTAL KOREA (SOUTH)		10,428,411
Malaysia - 1.5%
Astro Malaysia Holdings Bhd	782,600	676,194
Public Bank Bhd	255,000	1,299,942
Tune Insurance Holdings Bhd	1,403,500	757,921
TOTAL MALAYSIA		2,734,057
Mexico - 7.1%
Banregio Grupo Financiero S.A.B. de CV (a)	134,077	683,064
Compartamos S.A.B. de CV	387,900	698,568
Embotelladoras Arca S.A.B. de CV (a)	133,000	816,912
Fomento Economico Mexicano S.A.B. de CV unit (a)	175,500	1,646,560
Gruma S.A.B. de CV Series B	57,600	731,220
Grupo Aeroportuario del Pacifico SA de CV Series B	135,500	888,321

	Shares	Value
Grupo Aeroportuario del Sureste SA de CV Series B (a)	75,900	$ 1,022,648
Grupo Aeroportuario Norte S.A.B. de CV	156,500	762,211
Grupo Financiero Banorte S.A.B. de CV Series O	270,100	1,567,460
Grupo Televisa SA de CV (a)	247,900	1,638,202
Infraestructura Energetica Nova S.A.B. de CV (d)	123,000	671,224
Megacable Holdings S.A.B. de CV unit (a)	222,164	869,955
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	74,200	791,496
TOTAL MEXICO		12,787,841
Panama - 0.4%
Copa Holdings SA Class A	6,600	666,402
Philippines - 4.9%
Alliance Global Group, Inc.	1,618,100	959,384
Ayala Corp.	43,420	772,321
GT Capital Holdings, Inc.	30,525	913,804
GT Capital Holdings, Inc. rights 4/8/15	30,525	0
International Container Terminal Services, Inc.	290,200	701,233
Metropolitan Bank & Trust Co.	496,951	1,084,631
Robinsons Land Corp.	1,190,400	820,323
Robinsons Retail Holdings, Inc.	398,020	748,041
SM Investments Corp.	51,725	1,040,981
SM Prime Holdings, Inc.	2,427,500	1,085,165
Vista Land & Lifescapes, Inc.	3,919,800	753,352
TOTAL PHILIPPINES		8,879,235
Russia - 0.6%
Norilsk Nickel OJSC ADR	56,600	1,005,499
South Africa - 10.2%
Alexander Forbes Group Holding (a)	886,114	752,492
Aspen Pharmacare Holdings Ltd.	39,484	1,250,050
Bidvest Group Ltd.	45,325	1,228,248
Coronation Fund Managers Ltd.	83,500	676,385
Discovery Ltd.	97,500	1,003,215
Discovery Ltd. rights 4/2/15	8,964	25,719
FirstRand Ltd.	311,000	1,431,795
Imperial Holdings Ltd.	44	700
Life Healthcare Group Holdings Ltd.	281,872	983,264
Mr Price Group Ltd.	48,413	1,037,832
MTN Group Ltd.	128,200	2,166,790
Nampak Ltd.	249,057	835,734
Naspers Ltd. Class N	23,968	3,695,289
Remgro Ltd.	49,800	1,091,338
Sanlam Ltd.	209,700	1,354,950
Woolworths Holdings Ltd.	128,200	910,580
TOTAL SOUTH AFRICA		18,444,381
Spain - 0.5%
Amadeus IT Holding SA Class A	19,700	846,450
Common Stocks - continued
	Shares	Value
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	9,717	$ 780,770
Novartis AG	7,162	706,893
Sika AG (Bearer)	190	680,191
TOTAL SWITZERLAND		2,167,854
Taiwan - 6.7%
Advantech Co. Ltd.	85,000	648,658
Catcher Technology Co. Ltd.	103,000	1,080,984
Delta Electronics, Inc.	222,000	1,402,905
Giant Manufacturing Co. Ltd.	91,000	879,340
Largan Precision Co. Ltd.	14,000	1,207,244
Merida Industry Co. Ltd.	111,050	874,102
Taiwan Semiconductor Manufacturing Co. Ltd.	1,297,000	6,035,024
TOTAL TAIWAN		12,128,257
Thailand - 2.9%
Airports of Thailand PCL (For. Reg.)	99,300	854,719
Bangkok Dusit Medical Services PCL (For. Reg.)	1,160,900	703,035
Bumrungrad Hospital PCL (For. Reg.)	147,800	690,612
Central Pattana PCL (For. Reg.)	594,400	781,144
Kasikornbank PCL (For. Reg.)	205,500	1,452,966
Thai Beverage PCL	1,469,300	819,044
TOTAL THAILAND		5,301,520
Turkey - 0.9%
Coca-Cola Icecek Sanayi A/S	37,115	627,664
TAV Havalimanlari Holding A/S	115,000	962,445
TOTAL TURKEY		1,590,109
United Arab Emirates - 1.0%
DP World Ltd.	42,569	919,490
First Gulf Bank PJSC	242,356	963,380
TOTAL UNITED ARAB EMIRATES		1,882,870
United Kingdom - 2.1%
Al Noor Hospitals Group PLC	56,600	853,038
InterContinental Hotel Group PLC	16,400	639,660
Intertek Group PLC	20,942	776,013
Johnson Matthey PLC	14,200	713,237
Prudential PLC	30,831	765,085
TOTAL UNITED KINGDOM		3,747,033
United States of America - 6.0%
A.O. Smith Corp.	11,900	781,354
Affiliated Managers Group, Inc. (a)	3,500	751,730
American Tower Corp.	7,500	706,125
Ball Corp.	10,600	748,784
China Biologic Products, Inc. (a)	10,500	1,002,855

	Shares	Value
Ecolab, Inc.	6,800	$ 777,784
Google, Inc. Class C (a)	1,600	876,800
International Flavors & Fragrances, Inc.	6,100	716,140
Kansas City Southern	7,344	749,676
Las Vegas Sands Corp.	13,000	715,520
MasterCard, Inc. Class A	8,900	768,871
Moody's Corp.	7,800	809,640
PPG Industries, Inc.	3,300	744,282
Visa, Inc. Class A	11,200	732,592
TOTAL UNITED STATES OF AMERICA		10,882,153
TOTAL COMMON STOCKS (Cost $150,954,156)		176,525,096
Nonconvertible Preferred Stocks - 1.8%

Brazil - 1.0%
Ambev SA sponsored ADR	324,790	1,870,790
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	1,511,636	677,329
Germany - 0.4%
Henkel AG & Co. KGaA	6,100	718,541
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,096,803)		3,266,660
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.14% (b)	2,139,284	2,139,284
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,645,711	1,645,711
TOTAL MONEY MARKET FUNDS (Cost $3,784,995)		3,784,995
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $158,835,954)		183,576,751
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(3,166,895)
NET ASSETS - 100%		$ 180,409,856
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 888
Fidelity Securities Lending Cash Central Fund	7,979
Total	$ 8,867
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,288,331	$ 28,252,699	$ 4,162,309	$ 873,323
Consumer Staples	13,026,013	13,026,013	-	-
Energy	1,872,640	1,872,640	-	-
Financials	42,998,771	38,225,568	4,773,203	-
Health Care	12,774,424	12,067,531	706,893	-
Industrials	20,840,057	20,840,057	-	-
Information Technology	39,231,047	27,008,345	12,222,702	-
Materials	8,333,942	7,567,925	766,017	-
Telecommunication Services	4,008,208	4,008,208	-	-
Utilities	3,418,323	3,418,323	-	-
Money Market Funds	3,784,995	3,784,995	-	-
Total Investments in Securities:	$ 183,576,751	$ 160,072,304	$ 22,631,124	$ 873,323

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 872,995
Level 2 to Level 1	$ 58,312,815
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $159,549,243. Net unrealized appreciation aggregated $24,027,508, of which $30,030,579 related to appreciated investment securities and $6,003,071 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2015

1.799879.111

VIPIDX-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
BorgWarner, Inc.	55,333	$ 3,346,540
Delphi Automotive PLC	70,933	5,656,197
Johnson Controls, Inc.	160,617	8,101,521
The Goodyear Tire & Rubber Co.	65,870	1,783,760
		18,888,018
Automobiles - 0.7%
Ford Motor Co.	966,680	15,602,215
General Motors Co.	330,549	12,395,588
Harley-Davidson, Inc.	51,689	3,139,590
		31,137,393
Distributors - 0.1%
Genuine Parts Co.	37,314	3,477,292
Diversified Consumer Services - 0.0%
H&R Block, Inc.	67,260	2,157,028
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	110,071	5,265,797
Chipotle Mexican Grill, Inc. (a)	7,581	4,931,744
Darden Restaurants, Inc.	30,312	2,101,834
Marriott International, Inc. Class A	50,682	4,070,778
McDonald's Corp.	234,860	22,884,758
Royal Caribbean Cruises Ltd.	40,250	3,294,463
Starbucks Corp.	183,223	17,351,218
Starwood Hotels & Resorts Worldwide, Inc.	41,955	3,503,243
Wyndham Worldwide Corp.	29,460	2,665,246
Wynn Resorts Ltd.	19,794	2,491,669
Yum! Brands, Inc.	105,837	8,331,489
		76,892,239
Household Durables - 0.5%
D.R. Horton, Inc.	81,255	2,314,142
Garmin Ltd. (d)	29,530	1,403,266
Harman International Industries, Inc.	16,770	2,240,975
Leggett & Platt, Inc.	33,806	1,558,119
Lennar Corp. Class A (d)	43,626	2,260,263
Mohawk Industries, Inc. (a)	15,164	2,816,713
Newell Rubbermaid, Inc.	66,246	2,588,231
PulteGroup, Inc.	80,976	1,800,096
Whirlpool Corp.	19,085	3,856,315
		20,838,120
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	93,051	34,624,277
Expedia, Inc.	24,153	2,273,522
Netflix, Inc. (a)	14,783	6,159,928
Priceline Group, Inc. (a)	12,692	14,775,392
TripAdvisor, Inc. (a)	27,242	2,265,717
		60,098,836

	Shares	Value
Leisure Products - 0.1%
Hasbro, Inc.	27,339	$ 1,728,918
Mattel, Inc.	82,657	1,888,712
		3,617,630
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	53,606	980,990
CBS Corp. Class B	111,793	6,778,010
Comcast Corp. Class A	620,939	35,064,425
DIRECTV (a)	122,865	10,455,812
Discovery Communications, Inc.:
Class A (a)(d)	36,321	1,117,234
Class C (non-vtg.) (a)	66,043	1,946,617
Gannett Co., Inc.	55,434	2,055,493
Interpublic Group of Companies, Inc.	100,760	2,228,811
News Corp. Class A (a)	122,040	1,953,860
Omnicom Group, Inc.	60,289	4,701,336
Scripps Networks Interactive, Inc. Class A (d)	23,808	1,632,276
The Walt Disney Co.	382,083	40,076,686
Time Warner Cable, Inc.	68,641	10,287,913
Time Warner, Inc.	202,948	17,136,929
Twenty-First Century Fox, Inc. Class A	446,810	15,120,050
Viacom, Inc. Class B (non-vtg.)	89,238	6,094,955
		157,631,397
Multiline Retail - 0.8%
Dollar General Corp.	74,146	5,589,125
Dollar Tree, Inc. (a)	50,254	4,077,861
Family Dollar Stores, Inc.	23,492	1,861,506
Kohl's Corp.	49,363	3,862,655
Macy's, Inc.	83,229	5,402,394
Nordstrom, Inc.	34,375	2,761,000
Target Corp.	155,650	12,774,196
		36,328,737
Specialty Retail - 2.4%
AutoNation, Inc. (a)	18,318	1,178,397
AutoZone, Inc. (a)	7,795	5,317,437
Bed Bath & Beyond, Inc. (a)(d)	45,354	3,482,053
Best Buy Co., Inc.	71,142	2,688,456
CarMax, Inc. (a)	51,319	3,541,524
GameStop Corp. Class A (d)	26,517	1,006,585
Gap, Inc.	64,812	2,808,304
Home Depot, Inc.	322,026	36,585,374
L Brands, Inc.	60,077	5,664,660
Lowe's Companies, Inc.	237,742	17,685,627
O'Reilly Automotive, Inc. (a)	24,839	5,371,185
Ross Stores, Inc.	50,580	5,329,109
Staples, Inc.	156,510	2,548,765
Tiffany & Co., Inc.	27,500	2,420,275
TJX Companies, Inc.	166,826	11,686,161
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co.	33,281	$ 2,830,882
Urban Outfitters, Inc. (a)	24,448	1,116,051
		111,260,845
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	67,402	2,792,465
Fossil Group, Inc. (a)	10,834	893,263
Hanesbrands, Inc.	97,940	3,281,969
Michael Kors Holdings Ltd. (a)	49,057	3,225,498
NIKE, Inc. Class B	171,002	17,156,631
PVH Corp.	20,148	2,146,971
Ralph Lauren Corp.	14,722	1,935,943
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	40,772	3,292,339
VF Corp.	83,659	6,300,359
		41,025,438
TOTAL CONSUMER DISCRETIONARY		563,352,973
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	38,078	3,440,347
Coca-Cola Enterprises, Inc.	53,023	2,343,617
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,131	4,779,834
Dr. Pepper Snapple Group, Inc.	47,153	3,700,567
Molson Coors Brewing Co. Class B	39,064	2,908,315
Monster Beverage Corp. (a)	35,729	4,944,715
PepsiCo, Inc.	362,234	34,636,815
The Coca-Cola Co.	960,248	38,938,056
		95,692,266
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	107,513	16,287,682
CVS Health Corp.	274,968	28,379,447
Kroger Co.	120,061	9,203,876
Sysco Corp.	144,746	5,461,267
Wal-Mart Stores, Inc.	385,936	31,743,236
Walgreens Boots Alliance, Inc.	213,079	18,043,530
Whole Foods Market, Inc.	88,156	4,591,164
		113,710,202
Food Products - 1.7%
Archer Daniels Midland Co.	154,996	7,346,810
Campbell Soup Co. (d)	43,428	2,021,573
ConAgra Foods, Inc.	104,078	3,801,969
General Mills, Inc.	147,533	8,350,368
Hormel Foods Corp.	32,909	1,870,877
Kellogg Co.	61,864	4,079,931
Keurig Green Mountain, Inc.	29,631	3,310,672
Kraft Foods Group, Inc.	143,682	12,516,857
McCormick & Co., Inc. (non-vtg.)	31,344	2,416,936
Mead Johnson Nutrition Co. Class A	49,435	4,969,701

	Shares	Value
Mondelez International, Inc.	403,069	$ 14,546,760
The Hershey Co. (d)	36,155	3,648,401
The J.M. Smucker Co.	24,867	2,877,858
Tyson Foods, Inc. Class A	71,407	2,734,888
		74,493,601
Household Products - 1.8%
Clorox Co.	32,055	3,538,551
Colgate-Palmolive Co.	208,357	14,447,474
Kimberly-Clark Corp.	89,307	9,565,673
Procter & Gamble Co.	659,901	54,072,288
		81,623,986
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	54,508	4,532,885
Tobacco - 1.4%
Altria Group, Inc.	481,225	24,070,875
Lorillard, Inc.	87,982	5,749,624
Philip Morris International, Inc.	378,010	28,475,493
Reynolds American, Inc.	75,299	5,188,854
		63,484,846
TOTAL CONSUMER STAPLES		433,537,786
ENERGY - 7.9%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	106,181	6,750,988
Cameron International Corp. (a)	47,338	2,135,891
Diamond Offshore Drilling, Inc. (d)	16,421	439,919
Ensco PLC Class A (d)	57,256	1,206,384
FMC Technologies, Inc. (a)	56,556	2,093,138
Halliburton Co.	207,627	9,110,673
Helmerich & Payne, Inc.	26,303	1,790,445
National Oilwell Varco, Inc.	100,172	5,007,598
Noble Corp. (d)	59,124	844,291
Schlumberger Ltd.	311,637	26,002,991
Transocean Ltd. (United States) (d)	83,219	1,220,823
		56,603,141
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	123,805	10,252,292
Apache Corp.	92,081	5,555,247
Cabot Oil & Gas Corp.	100,963	2,981,437
Chesapeake Energy Corp.	126,426	1,790,192
Chevron Corp.	459,444	48,232,431
Cimarex Energy Co.	21,405	2,463,501
ConocoPhillips Co.	300,922	18,735,404
CONSOL Energy, Inc.	56,268	1,569,315
Devon Energy Corp.	94,430	5,695,073
EOG Resources, Inc.	134,019	12,288,202
EQT Corp.	37,117	3,075,886
Exxon Mobil Corp.	1,025,020	87,126,700
Hess Corp.	59,370	4,029,442
Kinder Morgan, Inc.	416,402	17,513,868
Marathon Oil Corp.	164,930	4,306,322
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	66,726	$ 6,832,075
Murphy Oil Corp.	40,772	1,899,975
Newfield Exploration Co. (a)	39,290	1,378,686
Noble Energy, Inc.	94,509	4,621,490
Occidental Petroleum Corp.	188,293	13,745,389
ONEOK, Inc.	50,925	2,456,622
Phillips 66 Co.	132,810	10,438,866
Pioneer Natural Resources Co.	36,401	5,951,928
QEP Resources, Inc.	39,466	822,866
Range Resources Corp. (d)	40,522	2,108,765
Southwestern Energy Co. (a)(d)	93,951	2,178,724
Spectra Energy Corp.	163,989	5,931,482
Tesoro Corp.	30,521	2,786,262
The Williams Companies, Inc.	164,482	8,321,144
Valero Energy Corp.	125,819	8,004,605
		303,094,191
TOTAL ENERGY		359,697,332
FINANCIALS - 16.0%
Banks - 5.7%
Bank of America Corp.	2,570,577	39,561,180
BB&T Corp.	176,136	6,867,543
Citigroup, Inc.	741,357	38,194,713
Comerica, Inc.	43,584	1,966,946
Fifth Third Bancorp	199,097	3,752,978
Huntington Bancshares, Inc.	197,939	2,187,226
JPMorgan Chase & Co.	911,057	55,191,833
KeyCorp	209,008	2,959,553
M&T Bank Corp. (d)	32,479	4,124,833
PNC Financial Services Group, Inc.	127,237	11,863,578
Regions Financial Corp.	328,152	3,101,036
SunTrust Banks, Inc.	128,177	5,266,793
U.S. Bancorp	435,254	19,007,542
Wells Fargo & Co.	1,145,707	62,326,461
Zions Bancorporation	49,588	1,338,876
		257,711,091
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	13,341	2,865,380
Ameriprise Financial, Inc.	44,599	5,835,333
Bank of New York Mellon Corp.	272,192	10,953,006
BlackRock, Inc. Class A	31,000	11,341,040
Charles Schwab Corp.	281,927	8,581,858
E*TRADE Financial Corp. (a)	70,575	2,015,269
Franklin Resources, Inc.	95,729	4,912,812
Goldman Sachs Group, Inc.	98,998	18,608,654
Invesco Ltd.	104,886	4,162,925
Legg Mason, Inc.	24,225	1,337,220
Morgan Stanley	376,747	13,446,100
Northern Trust Corp.	53,631	3,735,399

	Shares	Value
State Street Corp.	100,746	$ 7,407,853
T. Rowe Price Group, Inc.	63,711	5,159,317
		100,362,166
Consumer Finance - 0.8%
American Express Co.	214,181	16,731,820
Capital One Financial Corp.	134,788	10,623,990
Discover Financial Services	109,288	6,158,379
Navient Corp.	98,101	1,994,393
		35,508,582
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	445,639	64,314,620
CME Group, Inc.	77,488	7,338,888
IntercontinentalExchange Group, Inc.	27,371	6,384,833
Leucadia National Corp.	77,050	1,717,445
McGraw Hill Financial, Inc.	66,832	6,910,429
Moody's Corp.	43,449	4,510,006
The NASDAQ OMX Group, Inc.	28,879	1,471,096
		92,647,317
Insurance - 2.7%
ACE Ltd.	79,990	8,918,085
AFLAC, Inc.	107,251	6,865,137
Allstate Corp.	101,758	7,242,117
American International Group, Inc.	335,371	18,374,977
Aon PLC	68,483	6,582,586
Assurant, Inc.	16,828	1,033,407
Cincinnati Financial Corp.	36,104	1,923,621
Genworth Financial, Inc. Class A (a)	121,374	887,244
Hartford Financial Services Group, Inc.	102,864	4,301,772
Lincoln National Corp.	62,652	3,599,984
Loews Corp.	72,945	2,978,344
Marsh & McLennan Companies, Inc.	131,657	7,384,641
MetLife, Inc.	273,060	13,803,183
Principal Financial Group, Inc.	66,838	3,433,468
Progressive Corp.	130,960	3,562,112
Prudential Financial, Inc.	110,940	8,909,591
The Chubb Corp.	56,412	5,703,253
The Travelers Companies, Inc.	78,530	8,491,449
Torchmark Corp.	31,060	1,705,815
Unum Group	61,409	2,071,326
XL Group PLC Class A	62,371	2,295,253
		120,067,365
Real Estate Investment Trusts - 2.5%
American Tower Corp.	103,257	9,721,647
Apartment Investment & Management Co. Class A	38,188	1,503,080
AvalonBay Communities, Inc.	32,268	5,622,699
Boston Properties, Inc.	37,433	5,258,588
Crown Castle International Corp.	81,582	6,733,778
Equity Residential (SBI)	88,899	6,921,676
Essex Property Trust, Inc.	15,915	3,658,859
General Growth Properties, Inc.	153,529	4,536,782
HCP, Inc.	112,593	4,865,144
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. (d)	85,396	$ 6,606,235
Host Hotels & Resorts, Inc.	185,109	3,735,500
Iron Mountain, Inc. (d)	45,686	1,666,625
Kimco Realty Corp.	100,818	2,706,963
Plum Creek Timber Co., Inc. (d)	43,022	1,869,306
Prologis, Inc.	125,147	5,451,403
Public Storage	35,471	6,992,753
Simon Property Group, Inc.	75,960	14,860,814
SL Green Realty Corp.	24,100	3,093,958
The Macerich Co.	34,397	2,900,699
Ventas, Inc.	80,838	5,902,791
Vornado Realty Trust	42,698	4,782,176
Weyerhaeuser Co.	128,289	4,252,780
		113,644,256
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	68,358	2,646,138
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	117,619	1,232,647
People's United Financial, Inc.	75,316	1,144,803
		2,377,450
TOTAL FINANCIALS		724,964,365
HEALTH CARE - 14.8%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	49,397	8,560,500
Amgen, Inc.	185,437	29,642,104
Biogen, Inc. (a)	57,330	24,207,019
Celgene Corp. (a)	195,633	22,552,572
Gilead Sciences, Inc. (a)	363,952	35,714,610
Regeneron Pharmaceuticals, Inc. (a)(d)	18,027	8,138,830
Vertex Pharmaceuticals, Inc. (a)	59,157	6,978,751
		135,794,386
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	368,737	17,083,585
Baxter International, Inc.	132,586	9,082,141
Becton, Dickinson & Co.	51,018	7,325,675
Boston Scientific Corp. (a)	325,126	5,770,987
C.R. Bard, Inc.	18,147	3,036,900
DENTSPLY International, Inc.	34,296	1,745,323
Edwards Lifesciences Corp. (a)	26,352	3,754,106
Intuitive Surgical, Inc. (a)	8,943	4,516,483
Medtronic PLC	348,231	27,158,536
St. Jude Medical, Inc.	68,735	4,495,269
Stryker Corp.	73,116	6,744,951
Varian Medical Systems, Inc. (a)(d)	24,454	2,300,877
Zimmer Holdings, Inc.	41,518	4,879,195
		97,894,028

	Shares	Value
Health Care Providers & Services - 2.8%
Aetna, Inc.	85,942	$ 9,155,401
AmerisourceBergen Corp.	50,980	5,794,897
Anthem, Inc.	65,192	10,066,297
Cardinal Health, Inc.	80,671	7,282,171
Cigna Corp.	63,154	8,174,654
DaVita HealthCare Partners, Inc. (a)	42,187	3,428,959
Express Scripts Holding Co. (a)	177,626	15,412,608
HCA Holdings, Inc. (a)	71,941	5,412,121
Henry Schein, Inc. (a)	20,478	2,859,138
Humana, Inc.	36,558	6,508,055
Laboratory Corp. of America Holdings (a)	24,510	3,090,466
McKesson Corp.	56,899	12,870,554
Patterson Companies, Inc.	20,938	1,021,565
Quest Diagnostics, Inc.	35,264	2,710,038
Tenet Healthcare Corp. (a)	24,068	1,191,607
UnitedHealth Group, Inc.	233,047	27,567,130
Universal Health Services, Inc. Class B	22,244	2,618,341
		125,164,002
Health Care Technology - 0.1%
Cerner Corp. (a)	74,506	5,458,310
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	82,059	3,409,551
PerkinElmer, Inc.	27,620	1,412,487
Thermo Fisher Scientific, Inc.	96,959	13,025,472
Waters Corp. (a)	20,289	2,522,328
		20,369,838
Pharmaceuticals - 6.3%
AbbVie, Inc.	389,484	22,800,393
Actavis PLC (a)(d)	95,419	28,398,603
Bristol-Myers Squibb Co.	406,158	26,197,191
Eli Lilly & Co.	238,930	17,358,265
Endo Health Solutions, Inc. (a)	43,377	3,890,917
Hospira, Inc. (a)	41,886	3,679,266
Johnson & Johnson	679,444	68,352,066
Mallinckrodt PLC (a)	28,464	3,604,966
Merck & Co., Inc.	693,545	39,864,967
Mylan N.V. (a)	91,120	5,407,972
Perrigo Co. PLC	34,405	5,695,748
Pfizer, Inc.	1,497,656	52,103,452
Zoetis, Inc. Class A	122,373	5,664,646
		283,018,452
TOTAL HEALTH CARE		667,699,016
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.7%
General Dynamics Corp.	77,003	10,451,617
Honeywell International, Inc.	191,253	19,949,600
L-3 Communications Holdings, Inc.	20,166	2,536,681
Lockheed Martin Corp.	65,549	13,303,825
Northrop Grumman Corp.	48,482	7,803,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	34,643	$ 7,275,030
Raytheon Co.	75,097	8,204,347
Rockwell Collins, Inc.	32,486	3,136,523
Textron, Inc.	67,648	2,998,836
The Boeing Co.	160,077	24,024,356
United Technologies Corp.	201,930	23,666,196
		123,350,674
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	35,757	2,618,128
Expeditors International of Washington, Inc.	46,856	2,257,522
FedEx Corp.	64,385	10,652,498
United Parcel Service, Inc. Class B	169,821	16,462,448
		31,990,596
Airlines - 0.6%
American Airlines Group, Inc.	175,271	9,250,803
Delta Air Lines, Inc.	201,420	9,055,843
Southwest Airlines Co.	165,186	7,317,740
		25,624,386
Building Products - 0.1%
Allegion PLC	23,461	1,435,109
Masco Corp.	85,415	2,280,581
		3,715,690
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	41,823	1,736,491
Cintas Corp. (d)	23,797	1,942,549
Pitney Bowes, Inc.	49,268	1,148,930
Republic Services, Inc.	61,255	2,484,503
Stericycle, Inc. (a)	20,756	2,914,765
Tyco International Ltd.	102,643	4,419,808
Waste Management, Inc.	104,340	5,658,358
		20,305,404
Construction & Engineering - 0.1%
Fluor Corp.	36,114	2,064,276
Jacobs Engineering Group, Inc. (a)	31,353	1,415,901
Quanta Services, Inc. (a)	51,672	1,474,202
		4,954,379
Electrical Equipment - 0.5%
AMETEK, Inc.	58,908	3,095,026
Eaton Corp. PLC	115,974	7,879,274
Emerson Electric Co.	167,437	9,480,283
Rockwell Automation, Inc.	33,111	3,840,545
		24,295,128
Industrial Conglomerates - 2.3%
3M Co.	155,108	25,585,065
Danaher Corp.	150,045	12,738,821

	Shares	Value
General Electric Co.	2,459,476	$ 61,019,600
Roper Industries, Inc.	24,523	4,217,956
		103,561,442
Machinery - 1.4%
Caterpillar, Inc.	148,124	11,854,364
Cummins, Inc.	41,156	5,705,868
Deere & Co.	82,959	7,274,675
Dover Corp.	39,841	2,753,810
Flowserve Corp.	32,919	1,859,594
Illinois Tool Works, Inc.	85,304	8,286,431
Ingersoll-Rand PLC	64,346	4,380,676
Joy Global, Inc.	23,795	932,288
PACCAR, Inc.	86,630	5,469,818
Pall Corp.	26,060	2,616,163
Parker Hannifin Corp.	34,810	4,134,732
Pentair PLC	44,581	2,803,699
Snap-On, Inc.	14,203	2,088,693
Stanley Black & Decker, Inc.	38,464	3,667,927
Xylem, Inc.	44,550	1,560,141
		65,388,879
Professional Services - 0.2%
Dun & Bradstreet Corp.	8,789	1,128,156
Equifax, Inc.	29,198	2,715,414
Nielsen Holdings B.V.	77,114	3,436,971
Robert Half International, Inc.	33,024	1,998,612
		9,279,153
Road & Rail - 1.0%
CSX Corp.	242,056	8,016,895
Kansas City Southern	26,980	2,754,118
Norfolk Southern Corp.	75,120	7,731,350
Ryder System, Inc.	12,948	1,228,636
Union Pacific Corp.	215,352	23,324,775
		43,055,774
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	66,430	2,752,527
United Rentals, Inc. (a)	23,586	2,150,100
W.W. Grainger, Inc. (d)	14,667	3,458,625
		8,361,252
TOTAL INDUSTRIALS		463,882,757
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,247,401	34,334,713
F5 Networks, Inc. (a)	17,628	2,026,162
Harris Corp.	25,443	2,003,891
Juniper Networks, Inc.	88,513	1,998,624
Motorola Solutions, Inc.	46,594	3,106,422
QUALCOMM, Inc.	403,089	27,950,191
		71,420,003
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	75,800	4,466,894
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	310,667	$ 7,045,928
FLIR Systems, Inc.	34,160	1,068,525
TE Connectivity Ltd.	99,265	7,109,359
		19,690,706
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	43,700	3,104,667
eBay, Inc. (a)	269,076	15,520,304
Equinix, Inc.	13,800	3,213,330
Facebook, Inc. Class A (a)	512,976	42,174,322
Google, Inc.:
Class A (a)	69,781	38,707,521
Class C (a)	69,926	38,319,448
VeriSign, Inc. (a)(d)	25,706	1,721,531
Yahoo!, Inc. (a)	212,739	9,453,057
		152,214,180
IT Services - 3.3%
Accenture PLC Class A	153,491	14,380,572
Alliance Data Systems Corp. (a)	15,347	4,546,549
Automatic Data Processing, Inc.	116,109	9,943,575
Cognizant Technology Solutions Corp. Class A (a)	148,967	9,294,051
Computer Sciences Corp.	34,467	2,250,006
Fidelity National Information Services, Inc.	69,660	4,741,060
Fiserv, Inc. (a)	58,328	4,631,243
IBM Corp.	224,625	36,052,313
MasterCard, Inc. Class A	238,542	20,607,643
Paychex, Inc.	79,865	3,962,502
Teradata Corp. (a)(d)	35,469	1,565,602
The Western Union Co.	127,421	2,651,631
Total System Services, Inc.	40,246	1,535,385
Visa, Inc. Class A	474,043	31,007,153
Xerox Corp.	255,454	3,282,584
		150,451,869
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	73,526	3,155,001
Analog Devices, Inc.	76,150	4,797,450
Applied Materials, Inc.	300,247	6,773,572
Avago Technologies Ltd.	62,700	7,961,646
Broadcom Corp. Class A	133,199	5,766,851
First Solar, Inc. (a)(d)	18,381	1,099,000
Intel Corp.	1,157,296	36,188,646
KLA-Tencor Corp.	39,749	2,316,969
Lam Research Corp.	38,930	2,734,249
Linear Technology Corp.	58,450	2,735,460
Microchip Technology, Inc. (d)	49,227	2,407,200
Micron Technology, Inc. (a)	263,254	7,142,081
NVIDIA Corp.	126,179	2,640,296
Skyworks Solutions, Inc.	46,629	4,583,164

	Shares	Value
Texas Instruments, Inc.	255,882	$ 14,632,612
Xilinx, Inc.	63,885	2,702,336
		107,636,533
Software - 3.5%
Adobe Systems, Inc. (a)	116,286	8,598,187
Autodesk, Inc. (a)	55,397	3,248,480
CA Technologies, Inc.	77,908	2,540,580
Citrix Systems, Inc. (a)	39,055	2,494,443
Electronic Arts, Inc. (a)	75,981	4,468,823
Intuit, Inc.	67,622	6,556,629
Microsoft Corp.	2,004,689	81,500,631
Oracle Corp.	783,349	33,801,509
Red Hat, Inc. (a)	44,820	3,395,115
salesforce.com, Inc. (a)	147,853	9,878,059
Symantec Corp.	166,747	3,896,044
		160,378,500
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,423,344	177,106,695
EMC Corp.	485,812	12,417,355
Hewlett-Packard Co.	444,142	13,839,465
NetApp, Inc.	76,182	2,701,414
SanDisk Corp.	52,052	3,311,548
Seagate Technology LLC (d)	80,233	4,174,523
Western Digital Corp.	53,068	4,829,719
		218,380,719
TOTAL INFORMATION TECHNOLOGY		880,172,510
MATERIALS - 3.1%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	47,124	7,128,919
Airgas, Inc.	16,521	1,753,043
CF Industries Holdings, Inc.	11,707	3,321,042
E.I. du Pont de Nemours & Co.	221,248	15,812,595
Eastman Chemical Co.	36,323	2,515,731
Ecolab, Inc.	65,813	7,527,691
FMC Corp.	32,578	1,865,091
International Flavors & Fragrances, Inc.	19,733	2,316,654
LyondellBasell Industries NV Class A	96,774	8,496,757
Monsanto Co.	118,096	13,290,524
PPG Industries, Inc.	33,245	7,498,077
Praxair, Inc.	70,569	8,520,501
Sherwin-Williams Co.	19,710	5,607,495
Sigma Aldrich Corp.	29,184	4,034,688
The Dow Chemical Co.	265,922	12,758,938
The Mosaic Co.	75,988	3,500,007
		105,947,753
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	15,108	2,112,098
Vulcan Materials Co.	32,281	2,721,288
		4,833,386
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	22,113	$ 1,169,999
Ball Corp.	33,561	2,370,749
MeadWestvaco Corp.	40,916	2,040,481
Owens-Illinois, Inc. (a)	40,130	935,832
Sealed Air Corp.	51,352	2,339,597
		8,856,658
Metals & Mining - 0.4%
Alcoa, Inc.	298,670	3,858,816
Allegheny Technologies, Inc.	26,545	796,615
Freeport-McMoRan, Inc.	254,102	4,815,233
Newmont Mining Corp.	121,901	2,646,471
Nucor Corp.	77,963	3,705,581
		15,822,716
Paper & Forest Products - 0.1%
International Paper Co.	103,327	5,733,615
TOTAL MATERIALS		141,194,128
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	1,268,277	41,409,244
CenturyLink, Inc.	138,427	4,782,653
Frontier Communications Corp.	244,965	1,727,003
Level 3 Communications, Inc. (a)	70,081	3,773,161
Verizon Communications, Inc.	1,015,422	49,379,972
Windstream Holdings, Inc.	147,262	1,089,739
		102,161,772
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	119,644	6,729,975
Duke Energy Corp.	172,899	13,275,185
Edison International	79,616	4,973,612
Entergy Corp.	44,103	3,417,541
Eversource Energy	77,413	3,910,905
Exelon Corp.	210,110	7,061,797
FirstEnergy Corp.	102,920	3,608,375
NextEra Energy, Inc.	108,363	11,275,170
Pepco Holdings, Inc.	61,779	1,657,531
Pinnacle West Capital Corp.	27,020	1,722,525
PPL Corp.	162,981	5,485,940
Southern Co.	222,339	9,845,171
Xcel Energy, Inc.	123,643	4,304,013
		77,267,740
Gas Utilities - 0.0%
AGL Resources, Inc.	29,239	1,451,716

	Shares	Value
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	82,520	$ 2,078,679
The AES Corp.	157,961	2,029,799
		4,108,478
Multi-Utilities - 1.2%
Ameren Corp.	59,290	2,502,038
CenterPoint Energy, Inc.	105,028	2,143,621
CMS Energy Corp.	67,312	2,349,862
Consolidated Edison, Inc.	71,571	4,365,831
Dominion Resources, Inc.	143,718	10,185,295
DTE Energy Co.	43,308	3,494,523
Integrys Energy Group, Inc.	19,435	1,399,709
NiSource, Inc.	77,270	3,412,243
PG&E Corp.	116,414	6,178,091
Public Service Enterprise Group, Inc.	123,690	5,185,085
SCANA Corp.	34,924	1,920,471
Sempra Energy	56,580	6,168,352
TECO Energy, Inc.	57,554	1,116,548
Wisconsin Energy Corp.	55,105	2,727,698
		53,149,367
TOTAL UTILITIES		135,977,301
TOTAL COMMON STOCKS (Cost $2,217,199,757)		4,472,639,940
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 6/25/15 (e) (Cost $1,999,717)	$ 2,000,000	1,999,940
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	44,007,199	44,007,199
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	68,207,303	68,207,303
TOTAL MONEY MARKET FUNDS (Cost $112,214,502)		112,214,502
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,331,413,976)	4,586,854,382
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(60,808,843)
NET ASSETS - 100%	$ 4,526,045,539
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 CME S&P 500 Index Contracts (United States)	June 2015	$ 25,244,800	$ 204,002
247 CME E-mini S&P 500 Index Contracts (United States)	June 2015	25,450,880	117,680
TOTAL EQUITY INDEX CONTRACTS		$ 50,695,680	$ 321,682
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,999,940.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,386
Fidelity Securities Lending Cash Central Fund	104,605
Total	$ 124,991
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 563,352,973	$ 563,352,973	$ -	$ -
Consumer Staples	433,537,786	433,537,786	-	-
Energy	359,697,332	359,697,332	-	-
Financials	724,964,365	724,964,365	-	-
Health Care	667,699,016	662,291,044	5,407,972	-
Industrials	463,882,757	463,882,757	-	-
Information Technology	880,172,510	880,172,510	-	-
Materials	141,194,128	141,194,128	-	-
Telecommunication Services	102,161,772	102,161,772	-	-
Utilities	135,977,301	135,977,301	-	-
U.S. Government and Government Agency Obligations	1,999,940	-	1,999,940	-
Money Market Funds	112,214,502	112,214,502	-	-
Total Investments in Securities:	$ 4,586,854,382	$ 4,579,446,470	$ 7,407,912	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 321,682	$ 321,682	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $2,344,749,056. Net unrealized appreciation aggregated $2,242,105,326, of which $2,371,101,210 related to appreciated investment securities and $128,995,884 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2015

1.799868.111

VIPGR-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Automobiles - 0.5%
Ford Motor Co.	30,900	$ 498,726
Tesla Motors, Inc. (a)(d)	2,200	415,294
		914,020
Diversified Consumer Services - 2.0%
2U, Inc.	35,500	908,090
H&R Block, Inc.	55,067	1,765,999
ServiceMaster Global Holdings, Inc.	39,900	1,346,625
		4,020,714
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	1,100	715,594
Las Vegas Sands Corp.	13,240	728,730
McDonald's Corp.	5,600	545,664
Starbucks Corp.	22,032	2,086,430
		4,076,418
Household Durables - 0.4%
Jarden Corp. (a)	16,050	849,045
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	13,933	5,184,469
Priceline Group, Inc. (a)	1,050	1,222,358
		6,406,827
Media - 3.4%
Comcast Corp. Class A	22,139	1,250,189
Lions Gate Entertainment Corp. (d)	3,600	122,112
Naspers Ltd. Class N	5,400	832,550
The Walt Disney Co.	21,600	2,265,624
Time Warner Cable, Inc.	5,000	749,400
Time Warner, Inc.	16,700	1,410,148
		6,630,023
Specialty Retail - 4.3%
AutoZone, Inc. (a)	3,400	2,319,344
Home Depot, Inc.	38,210	4,341,038
Restoration Hardware Holdings, Inc. (a)	10,200	1,011,738
TJX Companies, Inc.	11,100	777,555
		8,449,675
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	18,000	745,740
Michael Kors Holdings Ltd. (a)	4,408	289,826
NIKE, Inc. Class B	12,709	1,275,094
PVH Corp.	4,400	468,864
Under Armour, Inc. Class A (sub. vtg.) (a)	19,200	1,550,400
VF Corp.	10,968	826,000
		5,155,924
TOTAL CONSUMER DISCRETIONARY		36,502,646

	Shares	Value
CONSUMER STAPLES - 9.4%
Beverages - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,700	$ 894,817
Monster Beverage Corp. (a)	16,865	2,334,032
The Coca-Cola Co.	37,669	1,527,478
		4,756,327
Food & Staples Retailing - 3.0%
Kroger Co.	10,132	776,719
Sprouts Farmers Market LLC (a)	124,000	4,368,520
Tesco PLC	183,400	654,657
		5,799,896
Food Products - 2.9%
Associated British Foods PLC	16,700	698,097
Keurig Green Mountain, Inc.	20,002	2,234,823
Kraft Foods Group, Inc.	3,800	331,037
Mead Johnson Nutrition Co. Class A	20,345	2,045,283
WhiteWave Foods Co. (a)	9,581	424,822
		5,734,062
Household Products - 0.2%
Energizer Holdings, Inc.	2,300	317,515
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	13,700	824,877
Tobacco - 0.5%
Lorillard, Inc.	8,180	534,563
Reynolds American, Inc.	5,300	365,223
		899,786
TOTAL CONSUMER STAPLES		18,332,463
ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	5,300	336,974
Oceaneering International, Inc.	5,900	318,187
Schlumberger Ltd.	7,556	630,473
		1,285,634
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	53,182	1,570,464
Kinder Morgan, Inc.	20,700	870,642
Pioneer Natural Resources Co.	4,300	703,093
		3,144,199
TOTAL ENERGY		4,429,833
FINANCIALS - 6.9%
Banks - 1.3%
Bank of America Corp.	112,656	1,733,776
JPMorgan Chase & Co.	14,400	872,352
		2,606,128
Capital Markets - 4.1%
Ameriprise Financial, Inc.	11,600	1,517,744
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	6,500	$ 2,377,960
Charles Schwab Corp.	43,900	1,336,316
The Blackstone Group LP	72,300	2,811,747
		8,043,767
Consumer Finance - 0.4%
Capital One Financial Corp.	10,700	843,374
Diversified Financial Services - 0.4%
Moody's Corp.	6,400	664,320
Real Estate Investment Trusts - 0.4%
American Realty Capital Properties, Inc.	74,300	731,855
Real Estate Management & Development - 0.3%
Foxtons Group PLC	175,100	533,123
TOTAL FINANCIALS		13,422,567
HEALTH CARE - 18.8%
Biotechnology - 7.6%
Alexion Pharmaceuticals, Inc. (a)	8,052	1,395,412
Amgen, Inc.	13,259	2,119,451
Biogen, Inc. (a)	5,700	2,406,768
BioMarin Pharmaceutical, Inc. (a)	4,100	510,942
Celgene Corp. (a)	27,700	3,193,256
Gilead Sciences, Inc. (a)	24,986	2,451,876
Intercept Pharmaceuticals, Inc. (a)(d)	2,900	817,858
Medivation, Inc. (a)	6,557	846,312
Receptos, Inc. (a)	2,300	379,247
Vertex Pharmaceuticals, Inc. (a)	6,000	707,820
		14,828,942
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	127,147	2,256,859
Medtronic PlC	32,850	2,561,972
Ocular Therapeutix, Inc.	18,399	772,482
		5,591,313
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	11,600	1,047,132
DaVita HealthCare Partners, Inc. (a)	9,934	807,436
McKesson Corp.	4,385	991,887
		2,846,455
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	26,800	1,113,540
Illumina, Inc. (a)	3,433	637,302
		1,750,842
Pharmaceuticals - 6.0%
AbbVie, Inc.	7,900	462,466
Actavis PLC (a)	14,154	4,212,513
Bristol-Myers Squibb Co.	19,441	1,253,945
Jazz Pharmaceuticals PLC (a)	11,900	2,056,201
Mallinckrodt PLC (a)	4,400	557,260
Mylan N.V. (a)	7,000	415,450

	Shares	Value
Shire PLC	11,300	$ 900,871
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,900	1,862,770
		11,721,476
TOTAL HEALTH CARE		36,739,028
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.7%
The Boeing Co.	9,598	1,440,468
Air Freight & Logistics - 1.9%
FedEx Corp.	5,600	926,520
Hub Group, Inc. Class A (a)	17,500	687,575
United Parcel Service, Inc. Class B	21,552	2,089,251
		3,703,346
Airlines - 0.8%
American Airlines Group, Inc.	31,360	1,655,181
Building Products - 0.7%
A.O. Smith Corp.	11,696	767,959
Caesarstone Sdot-Yam Ltd.	8,645	524,838
		1,292,797
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	22,966	707,802
Electrical Equipment - 0.9%
Babcock & Wilcox Co.	57,900	1,858,011
Industrial Conglomerates - 0.6%
Danaher Corp.	13,500	1,146,150
Machinery - 1.8%
Deere & Co.	19,000	1,666,110
Manitowoc Co., Inc.	37,914	817,426
Rexnord Corp. (a)	37,200	992,868
		3,476,404
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	22,110	1,888,083
TOTAL INDUSTRIALS		17,168,242
INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 0.8%
QUALCOMM, Inc.	24,017	1,665,339
Electronic Equipment & Components - 0.1%
Amphenol Corp. Class A	3,300	194,469
Internet Software & Services - 11.6%
Alibaba Group Holding Ltd. sponsored ADR	39,400	3,279,656
Facebook, Inc. Class A (a)	64,914	5,336,905
Google, Inc.:
Class A (a)	7,172	3,978,308
Class C (a)	7,270	3,983,960
LinkedIn Corp. Class A (a)	3,100	774,566
Twitter, Inc. (a)	108,700	5,443,696
		22,797,091
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.5%
Alliance Data Systems Corp. (a)	2,400	$ 711,000
Global Payments, Inc.	6,900	632,592
MasterCard, Inc. Class A	6,900	596,091
NETELLER PLC (a)(d)	103,336	809,364
Visa, Inc. Class A	92,300	6,037,343
		8,786,390
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	8,800	554,400
Broadcom Corp. Class A	26,400	1,142,988
Intersil Corp. Class A	20,000	286,400
NXP Semiconductors NV (a)	15,200	1,525,472
		3,509,260
Software - 5.8%
Adobe Systems, Inc. (a)	15,800	1,168,252
Autodesk, Inc. (a)	18,400	1,078,976
Intuit, Inc.	9,800	950,208
Microsoft Corp.	10,549	428,870
NetSuite, Inc. (a)	2,700	250,452
Oracle Corp.	73,770	3,183,176
salesforce.com, Inc. (a)	47,970	3,204,876
Tableau Software, Inc. (a)	10,700	989,964
		11,254,774
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	105,409	13,116,040
TOTAL INFORMATION TECHNOLOGY		61,323,363
MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.	8,700	2,468,016
E.I. du Pont de Nemours & Co.	10,900	779,023
LyondellBasell Industries NV Class A	8,100	711,180
Monsanto Co.	7,269	818,053
		4,776,272
Containers & Packaging - 0.6%
MeadWestvaco Corp.	23,200	1,156,984
TOTAL MATERIALS		5,933,256
TOTAL COMMON STOCKS (Cost $152,590,614)		193,851,398
Convertible Preferred Stocks - 0.6%

INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	34,164	1,138,262

	Shares	Value
Software - 0.0%
Cloudflare, Inc. Series D (e)	5,997	$ 35,802
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $566,723)		1,174,064
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.14% (b)	154,186	154,186
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	620,190	620,190
TOTAL MONEY MARKET FUNDS (Cost $774,376)		774,376
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $153,931,713)		195,799,838
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(161,477)
NET ASSETS - 100%		$ 195,638,361
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,174,064 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D	11/5/14	$ 36,735
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 529,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 238
Fidelity Securities Lending Cash Central Fund	2,196
Total	$ 2,434
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,502,646	$ 36,502,646	$ -	$ -
Consumer Staples	18,332,463	17,677,806	654,657	-
Energy	4,429,833	4,429,833	-	-
Financials	13,422,567	13,422,567	-	-
Health Care	36,739,028	35,422,707	1,316,321	-
Industrials	17,168,242	17,168,242	-	-
Information Technology	62,497,427	61,323,363	-	1,174,064
Materials	5,933,256	5,933,256	-	-
Money Market Funds	774,376	774,376	-	-
Total Investments in Securities:	$ 195,799,838	$ 192,654,796	$ 1,970,978	$ 1,174,064
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $154,731,987. Net unrealized appreciation aggregated $41,067,851, of which $43,563,845 related to appreciated investment securities and $2,495,994 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2015

1.799888.111

VVL-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Media - 5.9%
Time Warner Cable, Inc.	7,200	$ 1,079,136
Viacom, Inc. Class B (non-vtg.)	13,600	928,880
		2,008,016
Specialty Retail - 5.1%
AutoZone, Inc. (a)	1,400	955,024
Bed Bath & Beyond, Inc. (a)	5,900	452,973
GNC Holdings, Inc.	6,500	318,955
		1,726,952
TOTAL CONSUMER DISCRETIONARY		3,734,968
CONSUMER STAPLES - 1.6%
Beverages - 0.9%
C&C Group PLC	73,000	299,452
Food & Staples Retailing - 0.7%
Safeway, Inc.:
rights	4,600	0
rights	4,600	828
Tesco PLC	70,700	252,368
		253,196
TOTAL CONSUMER STAPLES		552,648
ENERGY - 6.8%
Energy Equipment & Services - 0.8%
BW Offshore Ltd.	424,000	293,169
Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	6,592	692,028
Marathon Petroleum Corp.	8,200	839,598
Suncor Energy, Inc.	17,100	499,681
		2,031,307
TOTAL ENERGY		2,324,476
FINANCIALS - 28.3%
Banks - 9.0%
JPMorgan Chase & Co.	19,597	1,187,186
U.S. Bancorp	15,313	668,719
Wells Fargo & Co.	21,855	1,188,912
		3,044,817
Capital Markets - 2.8%
Fortress Investment Group LLC	58,100	468,867
The Blackstone Group LP	12,200	474,458
		943,325
Consumer Finance - 1.7%
Capital One Financial Corp.	7,100	559,622
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	8,300	1,197,856

	Shares	Value
Insurance - 7.8%
ACE Ltd.	5,100	$ 568,599
Allstate Corp.	8,800	626,296
Prudential PLC	34,170	847,944
The Travelers Companies, Inc.	5,800	627,154
		2,669,993
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	22,600	482,058
Annaly Capital Management, Inc.	69,400	721,760
		1,203,818
TOTAL FINANCIALS		9,619,431
HEALTH CARE - 19.5%
Biotechnology - 1.3%
Amgen, Inc.	2,700	431,595
Health Care Equipment & Supplies - 3.7%
Medtronic PLC	16,219	1,264,920
Health Care Providers & Services - 6.1%
Cigna Corp.	8,500	1,100,240
Express Scripts Holding Co. (a)	5,900	511,943
UnitedHealth Group, Inc.	3,900	461,331
		2,073,514
Pharmaceuticals - 8.4%
Johnson & Johnson	6,100	613,660
Mylan N.V. (a)	7,400	439,190
Sanofi SA sponsored ADR	8,500	420,240
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,600	1,407,977
		2,881,067
TOTAL HEALTH CARE		6,651,096
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.4%
United Technologies Corp.	4,100	480,520
Electrical Equipment - 0.3%
Babcock & Wilcox Co.	2,800	89,852
Machinery - 2.4%
Deere & Co.	9,400	824,286
TOTAL INDUSTRIALS		1,394,658
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.8%
Cisco Systems, Inc.	26,011	715,953
Harris Corp.	7,300	574,948
		1,290,901
Electronic Equipment & Components - 0.8%
Keysight Technologies, Inc. (a)	7,100	263,765
Internet Software & Services - 3.2%
Google, Inc. Class A (a)	2,000	1,109,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.0%
IBM Corp.	2,900	$ 465,450
The Western Union Co.	27,300	568,113
		1,033,563
Software - 3.6%
Oracle Corp.	28,100	1,212,515
Technology Hardware, Storage & Peripherals - 6.1%
EMC Corp.	37,500	958,500
Samsung Electronics Co. Ltd.	863	1,121,426
		2,079,926
TOTAL INFORMATION TECHNOLOGY		6,990,070
MATERIALS - 3.3%
Chemicals - 3.3%
Agrium, Inc. (d)	4,000	416,881
CF Industries Holdings, Inc.	2,500	709,200
		1,126,081
UTILITIES - 1.1%
Multi-Utilities - 1.1%
CMS Energy Corp.	10,700	373,537
TOTAL COMMON STOCKS (Cost $29,935,390)		32,766,965
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,245,820	$ 1,245,820
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	336,750	336,750
TOTAL MONEY MARKET FUNDS (Cost $1,582,570)		1,582,570
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $31,517,960)		34,349,535
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(283,062)
NET ASSETS - 100%		$ 34,066,473
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 569
Fidelity Securities Lending Cash Central Fund	330
Total	$ 899
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,734,968	$ 3,734,968	$ -	$ -
Consumer Staples	552,648	299,452	252,368	828
Energy	2,324,476	2,324,476	-	-
Financials	9,619,431	8,771,487	847,944	-
Health Care	6,651,096	6,211,906	439,190	-
Industrials	1,394,658	1,394,658	-	-
Information Technology	6,990,070	6,990,070	-	-
Materials	1,126,081	1,126,081	-	-
Utilities	373,537	373,537	-	-
Money Market Funds	1,582,570	1,582,570	-	-
Total Investments in Securities:	$ 34,349,535	$ 32,809,205	$ 1,539,502	$ 828

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,337,565
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $31,592,519. Net unrealized appreciation aggregated $2,757,016, of which $3,515,582 related to appreciated investment securities and $758,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015